UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2022 (Unaudited)
Columbia Short Duration Municipal Bond Fund
(formerly Columbia Short Term Municipal Bond Fund)
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Short Duration Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Short Duration Municipal Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.
Portfolio management
Douglas Rangel, CFA
Lead Portfolio Manager
Managed the Fund since June 2022
Catherine Stienstra
Portfolio Manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended October 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/02/93	-1.01	-4.59	0.14	0.33
	Including sales charges		-1.99	-5.59	-0.05	0.23
Advisor Class*		03/19/13	-0.88	-4.35	0.41	0.59
Class C	Excluding sales charges	05/19/94	-1.38	-5.27	-0.60	-0.41
	Including sales charges		-2.37	-6.21	-0.60	-0.41
Institutional Class		10/07/93	-0.88	-4.35	0.39	0.58
Institutional 2 Class*		11/08/12	-0.96	-4.32	0.41	0.65
Institutional 3 Class*		03/01/17	-0.94	-4.27	0.48	0.63
Bloomberg 1-5 Year Municipal Bond Index			-0.85	-4.99	0.53	0.86
Bloomberg 1-3 Year Municipal Bond Index			-0.47	-3.35	0.61	0.76
Returns for Class A shares are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Effective September 1, 2022, the Fund compares its performance to that of the Bloomberg 1-5 Year Municipal Bond Index (the New Index). Prior to this date, the Fund compared its performance to that of the Bloomberg 1-3 Year Municipal Bond Index (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the Former Index also will be shown for a one-year transition period.
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg 1-5 Year Municipal Bond Index is an unmanaged index which consists of a broad selection of investment-grade general obligation and revenue municipal bonds of maturities ranging from one year to five years.
The Bloomberg 1-3 Year Municipal Bond Index is an unmanaged index which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to three years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2022)
AAA rating	1.2
AA rating	29.2
A rating	36.2
BBB rating	14.3
BB rating	1.0
B rating	0.4
Not rated	17.7
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at October 31, 2022)
New York	21.3
Illinois	10.3
New Jersey	7.5
Pennsylvania	6.0
Massachusetts	5.1
California	3.6
Georgia	3.3
Michigan	3.1
Florida	3.1
Alabama	3.1
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	989.90	1,022.05	3.28	3.33	0.65
Advisor Class	1,000.00	1,000.00	991.20	1,023.32	2.02	2.05	0.40
Class C	1,000.00	1,000.00	986.20	1,018.25	7.05	7.16	1.40
Institutional Class	1,000.00	1,000.00	991.20	1,023.32	2.02	2.05	0.40
Institutional 2 Class	1,000.00	1,000.00	990.40	1,023.52	1.82	1.85	0.36
Institutional 3 Class	1,000.00	1,000.00	990.60	1,023.77	1.56	1.59	0.31
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.1%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.590%	7,500,000	7,500,000
Total Floating Rate Notes (Cost $7,500,000)			7,500,000

Municipal Bonds 87.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.0%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2022D1 (Mandatory Put 06/01/27)
07/01/2052	4.000%	3,000,000	2,905,364
Revenue Bonds
Project No. 4
Series 2019A-1
06/01/2023	4.000%	1,000,000	995,951
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	2,000,000	1,939,202
Series 2018A (Mandatory Put 12/01/23)
12/01/2048	4.000%	4,970,000	4,940,390
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	2.995%	1,000,000	988,794
Series 2018B-2 (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.620% 12/01/2048	2.860%	5,000,000	4,948,131
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,068,797
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	600,000	582,612
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #2
Series 2021B
06/01/2026	4.000%	1,265,000	1,236,387
Total			19,605,628
Alaska 0.3%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2024	5.000%	1,800,000	1,835,385
Arizona 2.1%
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
02/01/2023	5.000%	1,250,000	1,255,036
05/01/2023	5.000%	1,000,000	1,007,947
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,450,642
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	5,000,000	5,121,661
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	1,016,103
Coconino County Pollution Control Corp.(d)
Refunding Revenue Bonds
Nevada Power Co.
Series 2020 (Mandatory Put 03/31/23)
09/01/2032	1.875%	1,500,000	1,487,768
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	2.810%	1,375,000	1,367,614
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Palo Verde Project
Series 2021 (Mandatory Put 10/01/26)
06/01/2043	0.875%	1,000,000	859,231
Total			13,566,002
California 3.2%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvements Project
Series 2019
09/01/2028	5.000%	1,000,000	1,047,609
Bay Area Toll Authority(c)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	3.340%	500,000	501,681
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2023	4.000%	400,000	401,039
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2024	4.000%	380,000	378,520
10/15/2025	4.000%	400,000	396,191
10/15/2026	4.000%	415,000	407,871
California Public Finance Authority(e)
Revenue Bonds
Enso Village Project - TEMPS 50
Series 2021
11/15/2027	2.125%	3,000,000	2,734,119
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2025	5.000%	1,930,000	1,987,580
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2025	5.000%	500,000	508,187
08/01/2026	5.000%	600,000	612,780
Corona-Norco Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,661,628
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Sacramento Airport System(d)
Refunding Revenue Bonds
Series 2018C
07/01/2029	5.000%	1,585,000	1,626,642
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2022	5.000%	375,000	375,019
Pittsburg Successor Agency Redevelopment Agency(f)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,000,000	1,867,723
Port of Oakland(d)
Refunding Revenue Bonds
Intermediate Lien
Junior Subordinated Series 2021
05/01/2026	5.000%	4,125,000	4,273,197
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2022	5.000%	385,000	385,545
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Series 2019
01/01/2026	5.000%	1,500,000	1,534,431
Total			20,699,762
Colorado 2.4%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	1,963,377
System
Subordinated Series 2018A
12/01/2026	5.000%	1,500,000	1,542,746
Revenue Bonds
Series 2022A
11/15/2028	5.000%	5,000,000	5,176,902
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	2,000,000	2,042,674
CommonSpirit Health Services
Series 2019B (Mandatory Put 08/01/25)
08/01/2049	5.000%	1,000,000	1,016,056
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,750,000	1,567,443

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(c)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	2.394%	1,000,000	984,813
University of Colorado
Refunding Revenue Bonds
University Enterprise
Series 2021 (Mandatory Put 10/15/25)
06/01/2051	2.000%	1,750,000	1,662,694
Total			15,956,705
Connecticut 0.3%
City of New Haven
Unlimited General Obligation Bonds
Series 2019A (AGM)
08/01/2024	5.000%	1,000,000	1,024,559
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2021
05/15/2023	0.350%	350,000	344,529
11/15/2023	0.400%	300,000	290,875
State of Connecticut Special Tax(g)
Revenue Bonds
Series 2022A
07/01/2027	5.000%	500,000	534,536
Total			2,194,499
District of Columbia 2.3%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
Series 2011
12/01/2023	5.250%	1,750,000	1,752,993
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2014A
10/01/2024	5.000%	5,865,000	5,996,539
10/01/2025	5.000%	1,725,000	1,757,018
Series 2018A
10/01/2027	5.000%	2,385,000	2,472,536
Series 2020A
10/01/2025	5.000%	3,000,000	3,083,202
Total			15,062,288
Florida 3.0%
City of Jacksonville
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	700,000	729,987
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021
01/01/2027	1.450%	2,000,000	1,709,532
County of Lee Airport(d)
Refunding Revenue Bonds
Series 2021A
10/01/2025	5.000%	1,850,000	1,894,144
10/01/2028	5.000%	2,035,000	2,087,775
Florida Development Finance Corp.(e)
Revenue Bonds
Mayflower Retirement Community Center - TEMPS 50
Series 2021
06/01/2026	1.750%	1,020,000	901,149
Greater Orlando Aviation Authority(d)
Refunding Revenue Bonds
Subordinated Series 2016A
10/01/2027	5.000%	1,000,000	1,029,982
Revenue Bonds
Series 2019A
10/01/2025	5.000%	2,000,000	2,055,468
Hillsborough County Aviation Authority(d)
Prerefunded 10/01/24 Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2040	5.000%	3,000,000	3,074,537
Revenue Bonds
Tampa International Airport
Series 2022S
10/01/2026	5.000%	3,250,000	3,357,223
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	2,000,000	1,853,195
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2024	4.000%	145,000	141,007
12/15/2025	4.000%	180,000	172,397
12/15/2026	4.000%	185,000	174,300
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	500,000	445,830
Total			19,626,526

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 3.2%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,000,000	988,042
City of Atlanta Department of Aviation(d)
Refunding Revenue Bonds
Series 2021C
07/01/2025	5.000%	1,000,000	1,025,559
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2022 (Mandatory Put 08/19/25)
12/01/2049	2.875%	750,000	726,709
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 03/12/24)
11/01/2048	2.925%	1,250,000	1,223,644
Georgia State Road & Tollway Authority(e),(f)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	530,000	496,839
Main Street Natural Gas, Inc.(e)
Revenue Bonds
Gas Supply
Series 2022C (Mandatory Put 11/01/27)
08/01/2052	4.000%	3,000,000	2,770,562
Main Street Natural Gas, Inc.(c)
Revenue Bonds
Series 2018B (Mandatory Put 09/01/23)
0.7 x 1-month USD LIBOR + 0.750% 04/01/2048	2.845%	1,500,000	1,489,760
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2024	5.000%	1,250,000	1,261,086
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	3,925,000	3,900,327
Series 2019C
09/01/2024	5.000%	1,500,000	1,501,748
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	4,500,000	4,319,491
Series 2021C
12/01/2027	4.000%	1,225,000	1,168,026
Total			20,871,793
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam 0.4%
Guam Power Authority(h)
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	2,375,000	2,432,983
Territory of Guam(h)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2022	5.000%	500,000	500,179
Total			2,933,162
Idaho 0.1%
Idaho Housing & Finance Association
Revenue Bonds
Sunset Landing Apartment Project
Series 2021
07/01/2024	0.700%	820,000	781,270
Illinois 9.9%
Chicago Board of Education
Refunding Unlimited General Obligation Bonds
Series 2017F
12/01/2024	5.000%	1,000,000	1,001,518
Unlimited General Obligation Refunding Bonds
Series 2021B
12/01/2022	5.000%	400,000	400,477
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2023	5.000%	1,000,000	1,001,712
Chicago Midway International Airport(d)
Refunding Revenue Bonds
Junior 2nd Lien
Series 2014A
01/01/2027	5.000%	2,885,000	2,902,542
01/01/2030	5.000%	2,845,000	2,852,711
Series 2016A
01/01/2024	5.000%	2,000,000	2,021,772
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Series 2015A
01/01/2028	5.000%	2,515,000	2,545,664
Chicago Park District
Refunding Limited General Obligation Bonds
Limited Tax
Series 2014C
01/01/2026	5.000%	1,865,000	1,881,131

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago
Refunding Unlimited General Obligation Bonds
Series 2015
01/01/2024	5.000%	2,090,000	2,096,855
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2024	5.000%	340,000	341,115
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2008
01/01/2024	5.000%	2,200,000	2,235,239
Cook County Community College District No. 535 Oakton
Prerefunded 12/01/24 Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	200,000	202,476
Cook County School District No. 99 Cicero
Unlimited General Obligation Refunding Bonds
Series 2019
12/01/2023	5.000%	575,000	582,740
County of Cook Sales Tax
Revenue Bonds
Series 2012
11/15/2024	5.000%	810,000	810,513
Illinois Development Finance Authority(f)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	2,010,000	1,817,624
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	2,395,000	2,339,553
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2022	5.000%	290,000	290,196
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,000,000	1,946,869
Lifespace Communities
Series 2015
05/15/2023	5.000%	250,000	250,047
05/15/2024	5.000%	450,000	449,596
Illinois Finance Authority(b)
Refunding Revenue Bonds
OSF Healthcare System
Series 2020 (Mandatory Put 11/15/24)
05/15/2050	5.000%	4,250,000	4,324,361
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(c)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	2.940%	1,250,000	1,212,185
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	915,000	898,136
Series 2021C (FHA)
07/01/2026	0.800%	1,000,000	900,064
Kane Cook & DuPage Counties School District No. U-46 Elgin(f)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	2,000,000	1,988,776
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,010,382
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2024	3.000%	2,250,000	2,198,553
06/15/2025	3.000%	2,000,000	1,920,164
Northern Illinois University
Refunding Revenue Bonds
Northern University of Illinois
Series 2020B (BAM)
04/01/2025	5.000%	400,000	409,816
Revenue Bonds
Board of Trustees
Series 2021 (BAM)
10/01/2025	5.000%	310,000	319,545
10/01/2026	5.000%	250,000	258,797
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2023	5.000%	2,415,000	2,433,632
06/01/2024	5.000%	3,000,000	3,054,288
State of Illinois
Unlimited General Obligation Bonds
Senior
Series 2014
05/01/2026	5.000%	2,000,000	2,006,425
Series 2020C
05/01/2023	5.375%	250,000	251,712
Series 2020D
10/01/2024	5.000%	2,000,000	2,017,517

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021A
03/01/2024	5.000%	1,250,000	1,260,676
03/01/2025	5.000%	500,000	503,901
03/01/2028	5.000%	2,500,000	2,506,784
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2023	5.000%	2,300,000	2,317,395
Series 2021C
03/01/2024	4.000%	1,000,000	995,757
Series 2022B
03/01/2025	5.000%	2,400,000	2,418,725
Village of Bolingbrook
Refunding Special Tax Bonds
Series 2018 (AGM)
03/01/2023	4.000%	510,000	510,955
Total			64,688,896
Indiana 1.9%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,000,000	1,014,715
City of Whiting(b),(d)
Revenue Bonds
BP Products North America, Inc. Project
Series 2017 (Mandatory Put 11/01/24)
11/01/2047	5.000%	5,000,000	5,047,239
Indiana Finance Authority(d)
Refunding Revenue Bonds
Fulcrum Centerpoint LLC Project
Series 2022 (Mandatory Put 11/15/23)
12/15/2046	4.500%	4,000,000	4,000,287
Indiana Finance Authority
Refunding Revenue Bonds
Indianapolis Power & Light Co. Project
Series 2021
08/01/2025	0.650%	1,500,000	1,330,215
Indianapolis Local Public Improvement Bond Bank(d)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	1,050,000	1,075,039
Total			12,467,495
Iowa 0.5%
Iowa Student Loan Liquidity Corp.(d)
Refunding Revenue Bonds
Series 2019B
12/01/2022	5.000%	400,000	400,515
12/01/2023	5.000%	580,000	587,131
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2015A
12/01/2022	5.000%	2,000,000	2,002,573
Total			2,990,219
Kentucky 2.1%
City of Henderson(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	1,000,000	905,996
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	1,250,000	1,216,793
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	1,941,814
Kentucky Asset Liability Commission
Revenue Bonds
Project Notes - Federal Highway Trust Fund
Series 2015
09/01/2023	5.000%	500,000	506,875
Kentucky Interlocal School Transportation Association
Refunding Certificate of Participation
Series 2021
03/01/2025	1.250%	1,335,000	1,225,622
03/01/2026	1.250%	1,085,000	961,637
Kentucky Public Energy Authority
Revenue Bonds
Series 2018A (Mandatory Put 04/01/24)
04/01/2048	4.000%	2,780,000	2,746,184
Series 2018B
07/01/2023	4.000%	750,000	748,018
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	1,355,000	1,318,988
Kentucky Public Energy Authority(c)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	3.215%	1,000,000	971,085
Louisville/Jefferson County Metropolitan Government
Unrefunded Revenue Bonds
Norton Healthcare, Inc.
Series 2020 (Mandatory Put 10/01/23)
10/01/2047	5.000%	1,125,000	1,131,395
Total			13,674,407

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 1.0%
Lake Charles Harbor & Terminal District(b),(d)
Revenue Bonds
Big Lake Fuels LLC Project
Series 2021 (Mandatory Put 12/01/24)
12/01/2051	1.000%	5,000,000	4,648,117
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,029,716
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	976,978
Total			6,654,811
Maryland 1.4%
City of Rockville
Refunding Revenue Bonds
Ingelside at King Farm Project
Series 2017
11/01/2022	5.000%	500,000	500,008
Maryland Community Development Administration
Refunding Revenue Bonds
Social Bonds
Series 2021C
03/01/2029	1.550%	3,240,000	2,760,033
Revenue Bonds
Series 2021B
03/01/2027	0.900%	860,000	750,067
Maryland Economic Development Corp.(d)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,046,049
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2020 (Mandatory Put 07/01/25)
07/01/2045	5.000%	1,500,000	1,541,096
State of Maryland Department of Transportation(g)
Refunding Revenue Bonds
Series 2022B
12/01/2027	5.000%	1,205,000	1,297,768
Total			8,895,021
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 2.7%
Berkshire Regional Transit Authority
Revenue Notes
RAN Series 2022
07/25/2023	4.000%	5,350,000	5,343,118
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
04/01/2023	0.650%	590,000	579,909
10/01/2023	0.700%	470,000	452,508
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,032,821
Series 2019A
07/01/2024	5.000%	260,000	264,967
Massachusetts Educational Financing Authority(d)
Revenue Bonds
Education Loan
Series 2021
07/01/2025	5.000%	750,000	766,123
07/01/2026	5.000%	1,120,000	1,150,296
Senior Series 2020B
07/01/2026	5.000%	1,250,000	1,285,952
Senior Series 2022B
07/01/2025	5.000%	250,000	255,375
07/01/2029	5.000%	825,000	862,064
Senior Revenue Bonds
Series 2019B
07/01/2023	5.000%	500,000	504,590
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2021A-2 (HUD)
06/01/2024	0.400%	500,000	473,444
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	885,000	908,032
Town of Orange
Limited General Obligation Notes
BAN Series 2022
08/24/2023	3.750%	4,000,000	3,988,978
Total			17,868,177

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.0%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Senior Lien
Subordinated Series 2018A
07/01/2023	5.000%	800,000	808,923
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,241,204
10/15/2027	1.100%	1,650,000	1,424,124
Revenue Bonds
Variable Bronson Health Care Group
Series 2019 (Mandatory Put 11/15/22)
11/15/2044	3.500%	1,000,000	1,000,013
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014-25A
11/01/2023	3.500%	3,165,000	3,165,000
Revenue Bonds
Student Loan
Series 2014-25A
11/01/2024	3.750%	1,530,000	1,530,000
Michigan Finance Authority(i)
Refunding Revenue Bonds
Trinity Health
Series 2019 (Mandatory Put 02/01/25)
12/01/2044	5.000%	1,605,000	1,648,098
Michigan State Housing Development Authority
Revenue Bonds
Series 2021A
04/01/2025	0.550%	1,000,000	923,028
Michigan Strategic Fund(d)
Revenue Bonds
Consumers Energy Co. Project
Series 2021 (Mandatory Put 10/08/26)
04/01/2035	0.875%	1,335,000	1,178,471
Green Bonds
Series 2021 (Mandatory Put 10/01/26)
10/01/2061	4.000%	2,000,000	1,905,030
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B
12/01/2022	5.000%	1,100,000	1,101,191
Series 2015F
12/01/2027	5.000%	2,810,000	2,864,582
Total			19,789,664
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 0.8%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2023	3.000%	200,000	197,739
08/01/2024	3.000%	100,000	97,339
08/01/2025	3.000%	200,000	191,572
08/01/2026	3.000%	250,000	235,542
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2021C (GNMA)
07/01/2023	0.450%	240,000	234,729
01/01/2024	0.600%	375,000	360,932
Revenue Bonds
Series 2020A
07/01/2023	1.350%	190,000	186,936
Series 2020A (GNMA)
07/01/2024	1.450%	120,000	115,117
Series 2020D (GNMA)
07/01/2026	1.650%	365,000	333,175
Series 2020H
01/01/2023	0.550%	190,000	189,016
07/01/2023	0.600%	210,000	205,593
01/01/2024	0.650%	175,000	168,534
07/01/2024	0.700%	190,000	179,999
01/01/2025	0.800%	340,000	317,196
07/01/2025	0.850%	360,000	330,522
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2022
12/01/2023	2.625%	1,700,000	1,663,145
Total			5,007,086
Mississippi 0.4%
County of Warren(d)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	928,770
Mississippi Business Finance Corp.(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 06/03/24)
03/01/2027	2.200%	1,250,000	1,204,405
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2024	5.000%	750,000	769,127
Total			2,902,302

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 0.7%
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	3,810,000	3,902,161
Missouri Development Finance Board
Refunding Revenue Bonds
Crackerneck Creek Project
Series 2021
03/01/2025	5.000%	425,000	428,954
03/01/2026	5.000%	300,000	302,833
Total			4,633,948
Nebraska 0.6%
Central Plains Energy Project
Refunding Revenue Bonds
Project #3
Series 2017A
09/01/2026	5.000%	680,000	690,198
Revenue Bonds
Project No. 4
Series 2018 (Mandatory Put 01/01/24)
03/01/2050	5.000%	1,000,000	1,000,536
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	1,899,513
Total			3,590,247
Nevada 0.6%
City of North Las Vegas
Limited General Obligation Refunding Bonds
Building
Series 2018 (AGM)
06/01/2023	5.000%	1,000,000	1,008,980
City of Sparks(e)
Refunding Revenue Bonds
Sales Tax
Series 2019A
06/15/2024	2.500%	220,000	210,897
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Junior Subordinated Series 2021B
07/01/2025	5.000%	2,590,000	2,647,648
Total			3,867,525
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.5%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2025	4.000%	290,000	285,212
01/01/2026	4.000%	265,000	258,377
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/24)
Muni Swap Index Yield + 0.375% 10/01/2033	2.615%	2,000,000	1,915,605
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	961,002
Total			3,420,196
New Jersey 6.5%
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/23)
11/01/2034	1.200%	3,000,000	2,954,097
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,439,095
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,530,988
Series 2015XX
06/15/2026	4.250%	2,355,000	2,368,634
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2023	5.000%	220,000	221,773
06/15/2024	5.000%	600,000	611,755
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,046,020
Hospital Asset Transformation Project
Series 2017
10/01/2026	5.000%	650,000	673,586

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
RWJ Barnabas Health Obligated Group
Series 2019 (Mandatory Put 07/01/25)
07/01/2042	5.000%	3,370,000	3,481,114
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2020A
12/01/2022	5.000%	1,000,000	1,001,246
Revenue Bonds
Senior Series 2016-1A
12/01/2025	5.000%	1,000,000	1,024,774
12/01/2026	5.000%	1,000,000	1,023,030
Series 2015-1A
12/01/2027	4.000%	1,785,000	1,776,665
Series 2017-1A
12/01/2023	5.000%	4,125,000	4,165,688
12/01/2024	5.000%	3,750,000	3,816,706
Series 2020B
12/01/2022	5.000%	1,150,000	1,151,573
Senior Revenue Bonds
Series 2022B
12/01/2024	5.000%	885,000	901,982
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2020F (HUD)
04/01/2026	1.500%	3,075,000	2,805,213
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Series 2021A
06/15/2026	5.000%	250,000	258,477
Series 2022AA
06/15/2027	5.000%	3,185,000	3,304,306
Transportation System
Series 2018A
12/15/2023	5.000%	250,000	253,477
Revenue Bonds
Transportation System
Series 2010D
12/15/2023	5.000%	2,375,000	2,408,027
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2023	4.000%	1,000,000	1,003,572
Total			42,221,798
New Mexico 0.3%
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	1,902,733
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 15.1%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	5,000,000	4,915,163
City of North Tonawanda
Limited General Obligation Notes
BAN Series 2022
05/18/2023	4.000%	4,894,375	4,897,803
City of Schenectady
Limited General Obligation Notes
BAN Series 2022
05/05/2023	3.500%	4,985,778	4,979,614
County of Madison
Limited General Obligation Notes
BAN Series 2021
11/23/2022	1.500%	2,680,000	2,677,836
Dundee Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/23/2023	3.500%	3,500,000	3,497,149
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021
07/01/2025	3.000%	1,175,000	1,121,522
Series 2021B
07/01/2027	4.000%	1,000,000	943,288
Keene Central School District
Unlimited General Obligation Notes
BAN Series 2021
11/18/2022	1.500%	7,600,000	7,596,705
Long Island Power Authority(c)
Refunding Revenue Bonds
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	2.939%	1,000,000	999,989
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
0.7 x SOFR + 0.550% 11/01/2032	2.594%	500,000	488,833
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Subordinated Series 2019A (Mandatory Put 11/15/24)
11/15/2048	5.000%	1,000,000	1,011,487

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020 (FHA) (Mandatory Put 05/01/25)
11/01/2060	0.700%	4,680,000	4,282,539
Sustainable Development
Series 2021 (FHA) (Mandatory Put 07/01/25)
05/01/2061	0.600%	4,000,000	3,605,233
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	726,224
New York State Dormitory Authority(e)
Refunding Revenue Bonds
Garnet Health Medical Center
Series 2017
12/01/2022	5.000%	600,000	600,371
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	2,035,000	1,866,342
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2025	5.000%	1,400,000	1,420,115
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2030	5.000%	1,255,000	1,265,555
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2026	5.000%	2,500,000	2,529,187
Owego Apalachin Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/28/2023	4.000%	3,000,000	2,998,565
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,138,852
Series 2021-223
07/15/2026	5.000%	4,130,000	4,256,987
Series 2021-226
10/15/2026	5.000%	2,670,000	2,756,897
10/15/2027	5.000%	1,625,000	1,686,514
10/15/2028	5.000%	1,750,000	1,825,296
Revenue Bonds
Consolidated One Hundred Eighty Four
Series 2014-25A
09/01/2028	5.000%	1,275,000	1,288,937
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2019-221
04/01/2024	1.800%	2,000,000	1,939,011
Social Bonds
Series 2021-232
04/01/2024	5.000%	355,000	359,383
10/01/2024	5.000%	370,000	375,971
Series 2021-235
04/01/2026	1.050%	1,275,000	1,150,765
10/01/2026	1.150%	1,335,000	1,191,740
04/01/2027	1.300%	2,705,000	2,425,688
Revenue Bonds
Social Bonds
Series 2021-240
04/01/2024	0.750%	1,595,000	1,520,428
10/01/2024	0.850%	1,970,000	1,849,744
04/01/2025	0.950%	2,485,000	2,300,710
10/01/2025	1.050%	1,000,000	914,152
04/01/2026	1.200%	1,220,000	1,095,332
Triborough Bridge & Tunnel Authority(c)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	2.424%	1,980,000	1,944,939
Village of Endicott
Limited General Obligation Notes
BAN Series 2022
08/24/2023	3.750%	3,000,000	2,997,205
Watervliet City School District
Unlimited General Obligation Notes
BAN Series 2022
04/26/2023	3.250%	5,000,000	4,994,456
Windsor Central School District
Unlimited General Obligation Notes
BAN Series 2021
11/01/2022	1.500%	3,950,000	3,949,897
Total			98,386,424
North Carolina 1.0%
City of Charlotte Airport(d)
Refunding Revenue Bonds
Series 2021B
07/01/2025	5.000%	1,345,000	1,379,377
North Carolina Eastern Municipal Power Agency(j)
Revenue Bonds
Series 1993 (FGIC)
01/01/2025	3.100%	600,000	576,752

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2028	1.050%	1,580,000	1,349,737
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,508,480
Series 2018
01/01/2025	5.000%	1,110,000	1,116,275
North Carolina Turnpike Authority(f)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	653,600
Total			6,584,221
North Dakota 0.7%
North Dakota Housing Finance Agency(d)
Refunding Revenue Bonds
Social Bonds
Series 2021C
01/01/2024	0.700%	1,800,000	1,740,642
07/01/2024	0.800%	1,685,000	1,607,063
01/01/2025	0.950%	975,000	917,807
Total			4,265,512
Ohio 2.0%
City of Cleveland Airport System(d)
Refunding Revenue Bonds
Series 2019B
01/01/2024	5.000%	1,200,000	1,218,534
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	6,000,000	5,696,242
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,438,979
Ohio Turnpike & Infrastructure Commission(g)
Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2022
02/15/2026	5.000%	1,250,000	1,309,407
02/15/2027	5.000%	1,000,000	1,060,462
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Greater Cincinnati Development Authority
Revenue Bonds
Convention Center Hotel Acquisition and Demolition Project
Series 2020A
05/01/2023	3.000%	1,000,000	991,346
Total			12,714,970
Oklahoma 0.4%
Tulsa Airports Improvement Trust(d)
Prerefunded 06/01/24 Revenue Bonds
Series 2015A (BAM)
06/01/2035	5.000%	1,000,000	1,020,871
06/01/2045	5.000%	1,280,000	1,306,716
Total			2,327,587
Oregon 0.1%
State of Oregon Housing & Community Services Department(i)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	500,000	478,020
Pennsylvania 5.3%
Allegheny County Airport Authority(d)
Revenue Bonds
Series 2021A
01/01/2027	5.000%	1,155,000	1,180,917
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Private Activity
Series 2021
07/01/2027	5.000%	4,000,000	4,098,064
Series 2017B
07/01/2026	5.000%	3,360,000	3,439,424
Series 2020C
07/01/2025	5.000%	2,450,000	2,503,911
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,465,672
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2022	4.000%	250,000	249,977
12/01/2023	5.000%	320,000	322,060

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northampton County General Purpose Authority(c)
Revenue Bonds
St. Luke’s University Health Network
Series 2018 (Mandatory Put 08/15/24)
0.7 x 1-month USD LIBOR + 1.040% 08/15/2048	3.229%	1,000,000	1,000,118
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco
Series 2015
12/31/2029	5.000%	5,000,000	4,996,063
Pennsylvania Bridges Finco LP - P3 Project
Series 2015
12/31/2024	5.000%	2,450,000	2,463,350
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,338,637
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Social Bonds
Series 2021-134B
04/01/2025	5.000%	435,000	444,668
10/01/2025	5.000%	800,000	819,973
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2021-136
04/01/2026	5.000%	250,000	260,409
10/01/2027	5.000%	175,000	184,604
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,263,230
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,298,135
10/01/2026	1.500%	1,500,000	1,378,265
Redevelopment Authority of the City of Philadelphia(d)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,055,641
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2023	5.000%	450,000	455,521
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,069,509
Total			34,288,148
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 1.1%
Commonwealth of Puerto Rico(h)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2025	5.375%	4,500,000	4,497,419
Puerto Rico Housing Finance Authority(h)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2022	5.000%	2,500,000	2,503,522
Total			7,000,941
Rhode Island 0.9%
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,180,701
10/01/2026	2.650%	1,575,000	1,498,727
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2022	5.000%	1,300,000	1,301,619
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	657,579
12/01/2024	5.000%	875,000	891,965
12/01/2035	2.875%	630,000	616,751
Total			6,147,342
South Carolina 0.4%
Patriots Energy Group Financing Agency(c)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	2.955%	1,000,000	989,162
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
01/01/2024	1.500%	1,005,000	980,822
07/01/2024	1.550%	520,000	502,508
Total			2,472,492
Tennessee 0.7%
Memphis-Shelby County Airport Authority(d)
Refunding Revenue Bonds
Series 2020B
07/01/2024	5.000%	2,235,000	2,274,079

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennergy Corp.
Revenue Bonds
Series 2019A (Mandatory Put 10/01/24)
02/01/2050	5.000%	585,000	591,396
Tennessee Energy Acquisition Corp.
Revenue Bonds
Project
Series 2017A (Mandatory Put 05/01/23)
05/01/2048	4.000%	1,000,000	997,816
Series 2006C
02/01/2023	5.000%	790,000	790,981
Total			4,654,272
Texas 1.6%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2024	5.000%	550,000	559,722
12/15/2026	5.000%	625,000	644,373
Central Texas Regional Mobility Authority
Revenue Bonds
Subordinated Series 2021C
01/01/2027	5.000%	2,000,000	2,051,436
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2027	5.000%	1,890,000	1,948,387
Harris County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	2.810%	2,000,000	1,985,487
Port Beaumont Navigation District(d),(e)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2026	1.875%	700,000	621,778
Spring Branch Independent School District
Unlimited General Obligation Bonds
Series 2022
02/01/2025	5.000%	1,000,000	1,037,133
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Buckner Retirement Services
Series 2017
11/15/2022	5.000%	1,000,000	1,000,738
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2028	5.000%	500,000	506,575
Total			10,355,629
Vermont 0.5%
Vermont Student Assistance Corp.(d)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2025	5.000%	1,010,000	1,030,390
06/15/2026	5.000%	1,375,000	1,411,822
Series 2022A
06/15/2028	5.000%	985,000	996,522
Total			3,438,734
Virginia 0.8%
Amelia County Industrial Development Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,515,459
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2023	5.000%	740,000	746,550
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Project
Series 2018
10/01/2023	5.000%	575,000	578,781
Henrico County Economic Development Authority(j)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	2.282%	900,000	900,000
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2021
12/01/2024	3.000%	220,000	212,158
12/01/2025	3.000%	230,000	217,828
12/01/2026	3.000%	235,000	218,496
National Senior Campuses
Series 2020
01/01/2023	5.000%	425,000	425,495
01/01/2024	5.000%	500,000	504,932
Total			5,319,699

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 0.8%
Chelan County Public Utility District No. 1(d)
Refunding Revenue Bonds
Series 2020C
07/01/2023	5.000%	990,000	1,000,390
07/01/2024	5.000%	2,155,000	2,204,913
07/01/2025	5.000%	1,170,000	1,210,380
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015
12/01/2022	2.600%	515,000	514,664
Total			4,930,347
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co. Amos Project
Series 2019 (Mandatory Put 04/01/24)
03/01/2040	2.550%	1,000,000	968,122
Wisconsin 2.3%
City of Milwaukee
Unlimited General Obligation Refunding Bonds
Promissory Notes
Series 2020N-4
04/01/2024	5.000%	1,500,000	1,524,921
County of Milwaukee Airport(d)
Refunding Revenue Bonds
Series 2014A
12/01/2027	5.000%	1,975,000	1,990,028
Public Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2022	5.000%	500,000	500,437
Public Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2016
05/01/2027	2.875%	5,350,000	4,946,013
State of Wisconsin(g)
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2026	5.000%	1,230,000	1,300,927
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Marshfield Clinic Health System, Inc.
Series 2020 (Mandatory Put 02/15/25)
02/15/2052	5.000%	3,500,000	3,547,071
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Aspirus, Inc. Obligation Group
Series 2017
08/15/2023	5.000%	205,000	207,439
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Social Bonds
Series 2021C (GNMA)
03/01/2025	0.700%	425,000	397,393
03/01/2028	1.400%	700,000	614,214
Total			15,028,443
Wyoming 0.1%
Wyoming Community Development Authority(d)
Refunding Revenue Bonds
Series 2020-3
06/01/2023	5.000%	955,000	962,752
Total Municipal Bonds (Cost $598,870,787)			568,031,200

Municipal Short Term 8.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.3%
California Pollution Control Financing Authority(d),(e)
Revenue Bonds
Series 2017A-2 (Mandatory Put 01/17/23)
11/01/2042	3.880%	2,000,000	1,999,171
Indiana 0.2%
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2012 (Mandatory Put 12/01/22)
12/01/2037	2.950%	1,500,000	1,499,324
Massachusetts 2.2%
Cape Cod Regional Transit Authority
Unlimited General Obligation Notes
RAN Series 2022
07/21/2023	3.980%	4,000,000	3,985,522
Metrowest Regional Transit Authority
Revenue Notes
Series 2022
09/15/2023	3.960%	3,000,000	2,994,244
Montachusett Regional Transit Authority
Revenue Notes
Regional Transit Authority
Series 2022
07/28/2023	4.040%	4,000,000	3,997,577

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2022
07/14/2023	3.810%	3,000,000	3,002,996
Total			13,980,339
New Jersey 0.8%
Township of Pemberton
Unlimited General Obligation Notes
BAN Series 2022
05/31/2023	4.170%	5,000,000	4,993,099
New York 4.3%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2022
06/29/2023	3.470%	4,000,000	4,012,590
City of Long Beach
Limited General Obligation Notes
BAN Series 2022A
02/17/2023	4.090%	5,000,000	4,968,522
County of Chemung
Limited General Obligation Notes
Series 2021
12/29/2022	3.210%	4,275,000	4,262,788
Greater Southern Tier Board of Cooperative Educational Services District
Revenue Notes
RAN Series 2022
06/30/2023	4.110%	5,000,000	4,995,590
Pine Valley Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/14/2023	3.420%	4,980,642	4,974,243
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Town of Oyster Bay
Limited General Obligation Notes
Series 2022
03/09/2023	3.100%	5,000,000	4,997,200
Total			28,210,933
Pennsylvania 0.5%
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2022 (Mandatory Put 01/17/23)
04/01/2049	2.360%	3,250,000	3,238,360
Total Municipal Short Term (Cost $54,287,065)			53,921,226

Money Market Funds 3.9%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.007%(k)	88,419	88,410
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 2.030%(k)	25,135,575	25,135,575
Total Money Market Funds (Cost $25,223,985)		25,223,985
Total Investments in Securities (Cost $685,881,837)		654,676,411
Other Assets & Liabilities, Net		(2,904,453)
Net Assets		$651,771,958

At October 31, 2022, securities and/or cash totaling $337,500 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(225)	12/2022	USD	(23,983,594)	1,078,869	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2022.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2022.
(d)	Income from this security may be subject to alternative minimum tax.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $11,240,882, which represents 1.72% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2022, the total value of these securities amounted to $9,934,103, which represents 1.52% of total net assets.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(j)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	7,500,000	—	7,500,000
Municipal Bonds	—	568,031,200	—	568,031,200
Municipal Short Term	—	53,921,226	—	53,921,226
Money Market Funds	25,223,985	—	—	25,223,985
Total Investments in Securities	25,223,985	629,452,426	—	654,676,411
Investments in Derivatives
Asset
Futures Contracts	1,078,869	—	—	1,078,869
Total	26,302,854	629,452,426	—	655,755,280
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	23

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $685,881,837)	$654,676,411
Cash	21,807
Margin deposits on:
Futures contracts	337,500
Receivable for:
Capital shares sold	1,635,543
Interest	6,874,648
Variation margin for futures contracts	63,281
Expense reimbursement due from Investment Manager	9,662
Prepaid expenses	11,593
Other assets	10,679
Total assets	663,641,124
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	9,770,241
Capital shares purchased	874,070
Distributions to shareholders	985,682
Management services fees	22,963
Distribution and/or service fees	1,638
Transfer agent fees	32,001
Compensation of board members	157,535
Compensation of chief compliance officer	69
Other expenses	24,967
Total liabilities	11,869,166
Net assets applicable to outstanding capital stock	$651,771,958
Represented by
Paid in capital	692,665,356
Total distributable earnings (loss)	(40,893,398)
Total - representing net assets applicable to outstanding capital stock	$651,771,958
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
October 31, 2022 (Unaudited)
Class A
Net assets	$71,014,093
Shares outstanding	7,210,921
Net asset value per share	$9.85
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.95
Advisor Class
Net assets	$71,040,524
Shares outstanding	7,206,576
Net asset value per share	$9.86
Class C
Net assets	$2,234,983
Shares outstanding	227,416
Net asset value per share	$9.83
Institutional Class
Net assets	$96,946,648
Shares outstanding	9,843,351
Net asset value per share	$9.85
Institutional 2 Class
Net assets	$111,071,027
Shares outstanding	11,285,628
Net asset value per share	$9.84
Institutional 3 Class
Net assets	$299,464,683
Shares outstanding	30,421,433
Net asset value per share	$9.84
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	25

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$45,573
Interest	6,615,886
Total income	6,661,459
Expenses:
Management services fees	1,589,805
Distribution and/or service fees
Class A	96,104
Class C	9,872
Transfer agent fees
Class A	41,220
Advisor Class	39,713
Class C	1,054
Institutional Class	63,046
Institutional 2 Class	30,597
Institutional 3 Class	12,430
Compensation of board members	(20,914)
Custodian fees	7,389
Printing and postage fees	16,239
Registration fees	57,373
Audit fees	21,947
Legal fees	10,394
Interest on interfund lending	1,800
Compensation of chief compliance officer	69
Other	10,341
Total expenses	1,988,479
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(562,901)
Fees waived by transfer agent
Institutional 2 Class	(288)
Institutional 3 Class	(12,430)
Expense reduction	(40)
Total net expenses	1,412,820
Net investment income	5,248,639
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,332,898)
Futures contracts	427,329
Net realized loss	(4,905,569)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,470,879)
Futures contracts	539,175
Net change in unrealized appreciation (depreciation)	(5,931,704)
Net realized and unrealized loss	(10,837,273)
Net decrease in net assets resulting from operations	$(5,588,634)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income	$5,248,639	$7,112,067
Net realized loss	(4,905,569)	(408,776)
Net change in unrealized appreciation (depreciation)	(5,931,704)	(35,630,751)
Net decrease in net assets resulting from operations	(5,588,634)	(28,927,460)
Distributions to shareholders
Net investment income and net realized gains
Class A	(449,258)	(487,335)
Advisor Class	(525,039)	(376,044)
Class C	(4,452)	(295)
Institutional Class	(829,028)	(939,542)
Institutional 2 Class	(884,087)	(1,125,097)
Institutional 3 Class	(2,624,459)	(4,250,161)
Total distributions to shareholders	(5,316,323)	(7,178,474)
Increase (decrease) in net assets from capital stock activity	(110,239,898)	103,384,218
Total increase (decrease) in net assets	(121,144,855)	67,278,284
Net assets at beginning of period	772,916,813	705,638,529
Net assets at end of period	$651,771,958	$772,916,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	27

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,752,000	27,514,039	4,360,164	45,064,367
Fund reorganization	—	—	329,765	3,440,076
Distributions reinvested	39,819	397,565	41,180	425,903
Redemptions	(3,472,789)	(34,769,598)	(3,750,812)	(38,771,216)
Net increase (decrease)	(680,970)	(6,857,994)	980,297	10,159,130
Advisor Class
Subscriptions	1,158,272	11,572,423	1,941,396	20,106,687
Fund reorganization	—	—	9,031,436	94,310,363
Distributions reinvested	15,610	156,062	14,451	148,451
Redemptions	(1,625,905)	(16,279,678)	(3,509,949)	(35,966,043)
Net increase (decrease)	(452,023)	(4,551,193)	7,477,334	78,599,458
Class C
Subscriptions	107,119	1,070,293	50,002	515,694
Distributions reinvested	447	4,434	28	291
Redemptions	(41,084)	(410,983)	(58,838)	(606,710)
Net increase (decrease)	66,482	663,744	(8,808)	(90,725)
Institutional Class
Subscriptions	6,066,644	60,934,646	6,967,017	71,906,809
Distributions reinvested	74,193	741,764	80,211	829,511
Redemptions	(7,045,175)	(70,664,153)	(5,353,606)	(54,974,865)
Net increase (decrease)	(904,338)	(8,987,743)	1,693,622	17,761,455
Institutional 2 Class
Subscriptions	2,281,967	22,870,788	7,090,797	73,918,172
Distributions reinvested	77,191	770,158	92,765	958,128
Redemptions	(3,835,037)	(38,418,915)	(2,655,624)	(27,372,308)
Net increase (decrease)	(1,475,879)	(14,777,969)	4,527,938	47,503,992
Institutional 3 Class
Subscriptions	824,327	8,215,399	5,335,308	55,479,193
Distributions reinvested	6,685	66,844	6,526	67,287
Redemptions	(8,394,347)	(84,010,986)	(10,258,937)	(106,095,572)
Net decrease	(7,563,335)	(75,728,743)	(4,917,103)	(50,549,092)
Total net increase (decrease)	(11,010,063)	(110,239,898)	9,753,280	103,384,218
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

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Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2022 (Unaudited)	$10.01	0.06	(0.16)	(0.10)	(0.06)	(0.06)
Year Ended 4/30/2022	$10.46	0.07	(0.45)	(0.38)	(0.07)	(0.07)
Year Ended 4/30/2021	$10.26	0.11	0.20	0.31	(0.11)	(0.11)
Year Ended 4/30/2020	$10.35	0.15	(0.08)	0.07	(0.16)	(0.16)
Year Ended 4/30/2019	$10.26	0.15	0.09	0.24	(0.15)	(0.15)
Year Ended 4/30/2018	$10.36	0.11	(0.09)	0.02	(0.12)	(0.12)
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$10.02	0.07	(0.16)	(0.09)	(0.07)	(0.07)
Year Ended 4/30/2022	$10.48	0.10	(0.47)	(0.37)	(0.09)	(0.09)
Year Ended 4/30/2021	$10.27	0.13	0.21	0.34	(0.13)	(0.13)
Year Ended 4/30/2020	$10.36	0.18	(0.09)	0.09	(0.18)	(0.18)
Year Ended 4/30/2019	$10.27	0.18	0.09	0.27	(0.18)	(0.18)
Year Ended 4/30/2018	$10.36	0.14	(0.09)	0.05	(0.14)	(0.14)
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.99	0.02	(0.16)	(0.14)	(0.02)	(0.02)
Year Ended 4/30/2022	$10.46	(0.01)	(0.46)	(0.47)	(0.00)(f)	(0.00)(f)
Year Ended 4/30/2021	$10.25	0.03	0.21	0.24	(0.03)	(0.03)
Year Ended 4/30/2020	$10.34	0.08	(0.09)	(0.01)	(0.08)	(0.08)
Year Ended 4/30/2019	$10.25	0.07	0.10	0.17	(0.08)	(0.08)
Year Ended 4/30/2018	$10.35	0.03	(0.09)	(0.06)	(0.04)	(0.04)
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$10.01	0.07	(0.16)	(0.09)	(0.07)	(0.07)
Year Ended 4/30/2022	$10.46	0.09	(0.45)	(0.36)	(0.09)	(0.09)
Year Ended 4/30/2021	$10.26	0.13	0.20	0.33	(0.13)	(0.13)
Year Ended 4/30/2020	$10.35	0.18	(0.09)	0.09	(0.18)	(0.18)
Year Ended 4/30/2019	$10.26	0.18	0.09	0.27	(0.18)	(0.18)
Year Ended 4/30/2018	$10.36	0.13	(0.09)	0.04	(0.14)	(0.14)
Institutional 2 Class
Six Months Ended 10/31/2022 (Unaudited)	$10.01	0.07	(0.17)	(0.10)	(0.07)	(0.07)
Year Ended 4/30/2022	$10.46	0.09	(0.44)	(0.35)	(0.10)	(0.10)
Year Ended 4/30/2021	$10.25	0.14	0.21	0.35	(0.14)	(0.14)
Year Ended 4/30/2020	$10.35	0.18	(0.09)	0.09	(0.19)	(0.19)
Year Ended 4/30/2019	$10.26	0.18	0.09	0.27	(0.18)	(0.18)
Year Ended 4/30/2018	$10.35	0.15	(0.09)	0.06	(0.15)	(0.15)
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.85	(1.01%)	0.81%(c),(d)	0.65%(c),(d),(e)	1.15%(c)	23%	$71,014
Year Ended 4/30/2022	$10.01	(3.68%)	0.81%	0.66%(e)	0.63%	69%	$79,026
Year Ended 4/30/2021	$10.46	2.99%	0.81%	0.66%(e)	1.02%	46%	$72,327
Year Ended 4/30/2020	$10.26	0.63%	0.80%(d)	0.66%(d),(e)	1.48%	58%	$61,987
Year Ended 4/30/2019	$10.35	2.39%	0.81%	0.66%(e)	1.44%	55%	$68,355
Year Ended 4/30/2018	$10.26	0.16%	0.81%	0.67%(e)	1.08%	36%	$83,580
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$9.86	(0.88%)	0.56%(c),(d)	0.40%(c),(d),(e)	1.40%(c)	23%	$71,041
Year Ended 4/30/2022	$10.02	(3.53%)	0.57%	0.41%(e)	0.93%	69%	$76,764
Year Ended 4/30/2021	$10.48	3.34%	0.56%	0.41%(e)	1.26%	46%	$1,899
Year Ended 4/30/2020	$10.27	0.89%	0.55%(d)	0.41%(d),(e)	1.72%	58%	$1,701
Year Ended 4/30/2019	$10.36	2.64%	0.56%	0.41%(e)	1.74%	55%	$2,027
Year Ended 4/30/2018	$10.27	0.51%	0.56%	0.42%(e)	1.33%	36%	$607
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.83	(1.38%)	1.57%(c),(d)	1.40%(c),(d),(e)	0.43%(c)	23%	$2,235
Year Ended 4/30/2022	$9.99	(4.48%)	1.56%	1.41%(e)	(0.11%)	69%	$1,608
Year Ended 4/30/2021	$10.46	2.32%	1.56%	1.41%(e)	0.30%	46%	$1,775
Year Ended 4/30/2020	$10.25	(0.12%)	1.55%(d)	1.41%(d),(e)	0.74%	58%	$3,464
Year Ended 4/30/2019	$10.34	1.62%	1.55%	1.41%(e)	0.69%	55%	$6,322
Year Ended 4/30/2018	$10.25	(0.59%)	1.56%	1.42%(e)	0.33%	36%	$10,327
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.85	(0.88%)	0.56%(c),(d)	0.40%(c),(d),(e)	1.39%(c)	23%	$96,947
Year Ended 4/30/2022	$10.01	(3.44%)	0.56%	0.41%(e)	0.88%	69%	$107,620
Year Ended 4/30/2021	$10.46	3.25%	0.56%	0.41%(e)	1.27%	46%	$94,743
Year Ended 4/30/2020	$10.26	0.89%	0.55%(d)	0.41%(d),(e)	1.72%	58%	$86,870
Year Ended 4/30/2019	$10.35	2.64%	0.56%	0.41%(e)	1.70%	55%	$104,300
Year Ended 4/30/2018	$10.26	0.40%	0.58%	0.44%(e)	1.21%	36%	$112,699
Institutional 2 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.84	(0.96%)	0.51%(c),(d)	0.36%(c),(d)	1.44%(c)	23%	$111,071
Year Ended 4/30/2022	$10.01	(3.40%)	0.51%	0.37%	0.92%	69%	$127,702
Year Ended 4/30/2021	$10.46	3.39%	0.53%	0.37%	1.31%	46%	$86,120
Year Ended 4/30/2020	$10.25	0.83%	0.51%(d)	0.37%(d)	1.77%	58%	$71,372
Year Ended 4/30/2019	$10.35	2.69%	0.51%	0.36%	1.76%	55%	$27,329
Year Ended 4/30/2018	$10.26	0.55%	0.51%	0.37%	1.41%	36%	$18,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	31

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$10.01	0.08	(0.17)	(0.09)	(0.08)	(0.08)
Year Ended 4/30/2022	$10.46	0.10	(0.45)	(0.35)	(0.10)	(0.10)
Year Ended 4/30/2021	$10.25	0.14	0.21	0.35	(0.14)	(0.14)
Year Ended 4/30/2020	$10.35	0.19	(0.10)	0.09	(0.19)	(0.19)
Year Ended 4/30/2019	$10.25	0.18	0.11	0.29	(0.19)	(0.19)
Year Ended 4/30/2018	$10.36	0.15	(0.11)	0.04	(0.15)	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.84	(0.94%)	0.46%(c),(d)	0.31%(c),(d)	1.48%(c)	23%	$299,465
Year Ended 4/30/2022	$10.01	(3.36%)	0.47%	0.32%	0.97%	69%	$380,197
Year Ended 4/30/2021	$10.46	3.44%	0.48%	0.32%	1.37%	46%	$448,774
Year Ended 4/30/2020	$10.25	0.88%	0.46%(d)	0.32%(d)	1.82%	58%	$511,085
Year Ended 4/30/2019	$10.35	2.84%	0.46%	0.32%	1.78%	55%	$670,432
Year Ended 4/30/2018	$10.25	0.41%	0.46%	0.33%	1.50%	36%	$911,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	33

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Columbia Short Duration Municipal Bond Fund (formerly known as Columbia Short Term Municipal Bond Fund) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Effective September 1, 2022, Columbia Short Term Municipal Bond Fund was renamed Columbia Short Duration Municipal Bond Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
34	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
36	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,078,869*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	427,329

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	539,175
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	26,207,618

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2022.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2022 was 0.43% of the Fund’s average daily net assets.
38	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2024, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $40.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50(a)	28,815
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2022 through August 31, 2023	Prior to September 1, 2022
Class A	0.65%	0.66%
Advisor Class	0.40	0.41
Class C	1.40	1.41
Institutional Class	0.40	0.41
Institutional 2 Class	0.34	0.37
Institutional 3 Class	0.29	0.32
In addition, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through August 31, 2024, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, will not exceed the annual rates of 0.66% for Class A, 0.41% for Advisor Class, 1.41% for Class C, 0.41% for Institutional Class, 0.37% for Institutional 2 Class and 0.32% for Institutional 3 Class as a percentage of the classes’ average daily net assets.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
40	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective through August 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
685,882,000	1,174,000	(31,301,000)	(30,127,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,735,491)	(1,116,471)	(5,851,962)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $150,772,857 and $240,618,285, respectively, for the six months ended October 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended October 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	3,916,667	2.84	6
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Note 8. Fund reorganization
At the close of business on December 10, 2021, the Fund acquired the assets and assumed the identified liabilities of BMO Short Tax-Free Fund (the Acquired Fund), a series of BMO Funds, Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on November 23, 2021. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $775,720,860 and the combined net assets immediately after the reorganization were $873,471,299.
The reorganization was accomplished by a tax-free exchange of 9,525,261 shares of the Acquired Fund valued at $97,750,439 (including $1,544,020 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	329,765
Advisor Class	9,031,436
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
42	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Assuming the reorganization had been completed on May 1, 2021, the Fund’s pro-forma results of operations for the year ended April 30, 2022 would have been approximately:
($)
Net investment income	7,995,000
Net realized loss	(310,000)
Net change in unrealized appreciation/(depreciation)	(36,561,000)
Net decrease in net assets from operations	(28,876,000)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Because the Fund invests significantly in municipal securities issued by the state of New York and its political subdivisions, the Fund will be particularly affected by any such changes.
44	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Shareholder concentration risk
At October 31, 2022, one unaffiliated shareholder of record owned 47.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	45

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Duration Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
46	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	47

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
48	Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Short Duration Municipal Bond Fund | Semiannual Report 2022	49

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Columbia Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR223_04_M01_(12/22)

SemiAnnual Report
October 31, 2022 (Unaudited)
Columbia South Carolina Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia South Carolina Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia South Carolina Intermediate Municipal Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Douglas Rangel, CFA
Portfolio Manager
Managed the Fund since June 2022
Average annual total returns (%) (for the period ended October 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/05/92	-3.05	-9.30	0.02	0.91
	Including sales charges		-6.00	-12.03	-0.60	0.60
Advisor Class*		03/19/13	-2.93	-9.08	0.27	1.16
Class C	Excluding sales charges	06/17/92	-3.31	-9.97	-0.73	0.16
	Including sales charges		-4.27	-10.86	-0.73	0.16
Institutional Class		01/06/92	-2.93	-9.08	0.25	1.16
Institutional 3 Class*		03/01/17	-2.88	-9.05	0.36	1.22
Bloomberg 3-15 Year Blend Municipal Bond Index			-2.64	-9.62	0.64	1.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2022)
AAA rating	5.1
AA rating	37.0
A rating	53.2
BBB rating	2.8
BB rating	1.3
Not rated	0.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	969.50	1,021.39	3.89	4.00	0.78
Advisor Class	1,000.00	1,000.00	970.70	1,022.66	2.65	2.72	0.53
Class C	1,000.00	1,000.00	966.90	1,017.59	7.63	7.82	1.53
Institutional Class	1,000.00	1,000.00	970.70	1,022.61	2.70	2.77	0.54
Institutional 3 Class	1,000.00	1,000.00	971.20	1,023.01	2.30	2.36	0.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.7%
Charleston County Airport District
Revenue Bonds
Series 2019
07/01/2035	5.000%	500,000	516,180
Charter Schools 1.2%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	940,417
Higher Education 5.8%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	1,944,407
Revenue Bonds
Wofford College Project
Series 2019
04/01/2037	5.000%	885,000	900,190
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,566,823
Total			4,411,420
Hospital 12.0%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,535,718
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,002,794
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,522,406
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	2,000,000	2,013,737
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,037,578
St. Joseph’s Candler Health System, Inc.
Series 2019
07/01/2032	5.000%	1,000,000	1,027,960
Spartanburg Regional Health Services District
Refunding Revenue Bonds
Services District, Inc.
Series 2022
04/15/2037	4.000%	1,000,000	902,534
Total			9,042,727
Joint Power Authority 4.0%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2016A
12/01/2028	5.000%	2,000,000	2,060,397
Revenue Bonds
Series 2022A
12/01/2039	5.000%	1,000,000	988,134
Total			3,048,531
Local Appropriation 32.9%
Aiken County Consolidated School District
Special Obligation Revenue Bonds
Series 2019
06/01/2033	4.000%	325,000	319,548
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,526,673
Center for Arts & Health Sciences Public Facilities Corp.
Revenue Bonds
Greenville Technical College Project
Series 2022
10/01/2039	4.000%	1,000,000	924,044
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,036,088
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,042,191
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of North Charleston
Tax Allocation Bonds
Series 2022
10/01/2039	4.000%	820,000	749,016
Tax Increment Pledge
Series 2020
10/01/2031	5.000%	300,000	325,137
County of Dorchester
Tax Allocation Bonds
Series 2020
10/01/2036	5.000%	385,000	408,342
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,017,782
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,039,733
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,042,405
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	849,913
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	1,888,337
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,541,435
Orangeburg County School District
Revenue Bonds
Series 2022
06/01/2039	5.000%	1,000,000	961,311
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	541,784
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	1,887,616
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,336,402
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,549,083
12/01/2030	5.000%	1,275,000	1,315,236
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	941,837
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,562,072
Total			24,805,985
Local General Obligation 4.2%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	1,000,000	1,015,086
Lexington County School District No. 1
Unlimited General Obligation Refunding Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2031	5.000%	1,000,000	1,076,500
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2018-B
03/01/2036	5.000%	1,000,000	1,058,736
Total			3,150,322
Municipal Power 2.0%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2019A
01/01/2032	5.000%	1,000,000	1,055,182
Easley Combined Utility System
Refunding Revenue Bonds
Easley Combined Utility System
Series 2019 (AGM)
12/01/2033	4.000%	500,000	478,147
Total			1,533,329

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 1.4%
Patriots Energy Group
Improvement Refunding Revenue Bonds
Gas Systems
Series 2019
06/01/2038	5.000%	1,000,000	1,025,933
Ports 2.7%
South Carolina Ports Authority(b)
Revenue Bonds
Series 2019B
07/01/2033	5.000%	2,000,000	2,035,754
Refunded / Escrowed 4.9%
City of Columbia
Prerefunded 02/01/24 Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,220,857
County of Florence
Prerefunded 10/01/23 Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,016,198
Greenville County Public Facilities Corp.
Prerefunded 04/01/24 Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	911,704
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	534,511
Total			3,683,270
Resource Recovery 4.4%
Three Rivers Solid Waste Authority(c)
Revenue Bonds
Capital Appreciation - Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,701,606
10/01/2025	0.000%	1,835,000	1,632,604
Total			3,334,210
Retirement Communities 1.3%
South Carolina Jobs-Economic Development Authority(a)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	460,000	457,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Bishop Gadsden Episcopal Retirement Community
Series 2019
04/01/2034	4.000%	605,000	514,077
Total			971,317
Special Non Property Tax 4.9%
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	998,917
05/01/2035	5.000%	1,000,000	1,019,541
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	572,526
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	699,926
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	417,394
Total			3,708,304
Special Property Tax 2.6%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,043,400
County of Greenville
Revenue Bonds
Series 2021
04/01/2038	4.000%	1,000,000	922,006
Total			1,965,406
State General Obligation 2.8%
State of South Carolina
Unlimited General Obligation Bonds
Clemson University
Series 2022A
04/01/2040	5.000%	1,000,000	1,085,884
Series 2014B
04/01/2025	5.000%	1,000,000	1,023,922
Total			2,109,806

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 9.5%
Beaufort-Jasper Water & Sewer Authority
Revenue Bonds
Series 2019A
03/01/2035	5.000%	750,000	796,147
City of Charleston Waterworks & Sewer System
Revenue Bonds
Series 2019
01/01/2038	5.000%	1,000,000	1,072,708
City of Columbia Stormwater System
Revenue Bonds
Green Bonds
Series 2018
02/01/2038	5.000%	350,000	363,893
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	545,636
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,333,856
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	407,323
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	453,837
South Island Public Service District
Revenue Bonds
Series 2022
04/01/2038	5.000%	445,000	468,924
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,024,623
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	715,172
Total			7,182,119
Total Municipal Bonds (Cost $77,458,569)			73,465,030

Money Market Funds 2.7%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.007%(d)	64,083	64,077
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 2.030%(d)	2,022,157	2,022,157
Total Money Market Funds (Cost $2,086,240)		2,086,234
Total Investments in Securities (Cost: $79,544,809)		75,551,264
Other Assets & Liabilities, Net		(27,479)
Net Assets		75,523,785

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $1,397,657, which represents 1.85% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	73,465,030	—	73,465,030
Money Market Funds	2,086,234	—	—	2,086,234
Total Investments in Securities	2,086,234	73,465,030	—	75,551,264
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $79,544,809)	$75,551,264
Receivable for:
Capital shares sold	101,342
Interest	1,082,919
Expense reimbursement due from Investment Manager	772
Prepaid expenses	7,283
Total assets	76,743,580
Liabilities
Due to custodian	1,916
Payable for:
Capital shares purchased	925,424
Distributions to shareholders	168,241
Management services fees	2,951
Distribution and/or service fees	660
Transfer agent fees	4,482
Compensation of board members	101,181
Compensation of chief compliance officer	9
Other expenses	14,931
Total liabilities	1,219,795
Net assets applicable to outstanding capital stock	$75,523,785
Represented by
Paid in capital	82,526,694
Total distributable earnings (loss)	(7,002,909)
Total - representing net assets applicable to outstanding capital stock	$75,523,785
Class A
Net assets	$23,483,415
Shares outstanding	2,558,047
Net asset value per share	$9.18
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.46
Advisor Class
Net assets	$1,787,774
Shares outstanding	194,790
Net asset value per share	$9.18
Class C
Net assets	$2,170,782
Shares outstanding	236,254
Net asset value per share	$9.19
Institutional Class
Net assets	$21,580,530
Shares outstanding	2,349,868
Net asset value per share	$9.18
Institutional 3 Class
Net assets	$26,501,284
Shares outstanding	2,876,212
Net asset value per share	$9.21
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,991
Interest	1,315,466
Total income	1,323,457
Expenses:
Management services fees	216,683
Distribution and/or service fees
Class A	31,297
Class C	11,412
Transfer agent fees
Class A	11,008
Advisor Class	811
Class C	1,008
Institutional Class	21,520
Institutional 3 Class	593
Compensation of board members	(13,096)
Custodian fees	674
Printing and postage fees	5,442
Registration fees	4,379
Audit fees	15,233
Legal fees	6,380
Interest on interfund lending	60
Compensation of chief compliance officer	9
Other	5,573
Total expenses	318,986
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(35,626)
Expense reduction	(20)
Total net expenses	283,340
Net investment income	1,040,117
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,889,305)
Net realized loss	(1,889,305)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,641,096)
Net change in unrealized appreciation (depreciation)	(1,641,096)
Net realized and unrealized loss	(3,530,401)
Net decrease in net assets resulting from operations	$(2,490,284)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income	$1,040,117	$2,170,203
Net realized loss	(1,889,305)	(534,992)
Net change in unrealized appreciation (depreciation)	(1,641,096)	(8,912,527)
Net decrease in net assets resulting from operations	(2,490,284)	(7,277,316)
Distributions to shareholders
Net investment income and net realized gains
Class A	(262,070)	(520,262)
Advisor Class	(21,742)	(45,827)
Class C	(15,310)	(26,727)
Institutional Class	(524,397)	(1,439,379)
Institutional 3 Class	(212,319)	(168,740)
Total distributions to shareholders	(1,035,838)	(2,200,935)
Decrease in net assets from capital stock activity	(19,757,387)	(10,767,276)
Total decrease in net assets	(23,283,509)	(20,245,527)
Net assets at beginning of period	98,807,294	119,052,821
Net assets at end of period	$75,523,785	$98,807,294

	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	393,182	3,749,783	258,794	2,666,032
Distributions reinvested	21,764	205,499	41,737	426,534
Redemptions	(312,730)	(2,969,324)	(788,960)	(7,813,969)
Net increase (decrease)	102,216	985,958	(488,429)	(4,721,403)
Advisor Class
Subscriptions	79,856	756,767	57,754	591,974
Distributions reinvested	2,292	21,634	4,458	45,633
Redemptions	(17,654)	(167,880)	(223,370)	(2,250,609)
Net increase (decrease)	64,494	610,521	(161,158)	(1,613,002)
Class C
Subscriptions	21,709	201,482	36,902	384,262
Distributions reinvested	1,549	14,639	2,474	25,287
Redemptions	(43,488)	(412,898)	(64,961)	(670,935)
Net decrease	(20,230)	(196,777)	(25,585)	(261,386)
Institutional Class
Subscriptions	145,403	1,513,285	789,145	8,118,864
Distributions reinvested	24,210	228,742	39,612	404,088
Redemptions	(4,474,528)	(42,762,222)	(1,356,340)	(13,702,244)
Net decrease	(4,304,915)	(41,020,195)	(527,583)	(5,179,292)
Institutional 3 Class
Subscriptions	3,235,134	30,994,697	260,869	2,669,058
Distributions reinvested	3,408	32,304	6,527	66,969
Redemptions	(1,187,928)	(11,163,895)	(168,873)	(1,728,220)
Net increase	2,050,614	19,863,106	98,523	1,007,807
Total net decrease	(2,107,821)	(19,757,387)	(1,104,232)	(10,767,276)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.57	0.10	(0.39)	(0.29)	(0.10)	(0.10)
Year Ended 4/30/2022	$10.41	0.17	(0.83)	(0.66)	(0.18)	(0.18)
Year Ended 4/30/2021	$10.09	0.19	0.32	0.51	(0.19)	(0.19)
Year Ended 4/30/2020	$10.17	0.22	(0.07)	0.15	(0.23)	(0.23)
Year Ended 4/30/2019	$9.94	0.24	0.24	0.48	(0.25)	(0.25)
Year Ended 4/30/2018	$10.16	0.25	(0.20)	0.05	(0.27)	(0.27)
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$9.57	0.11	(0.39)	(0.28)	(0.11)	(0.11)
Year Ended 4/30/2022	$10.41	0.20	(0.84)	(0.64)	(0.20)	(0.20)
Year Ended 4/30/2021	$10.09	0.21	0.32	0.53	(0.21)	(0.21)
Year Ended 4/30/2020	$10.16	0.25	(0.06)	0.19	(0.26)	(0.26)
Year Ended 4/30/2019	$9.94	0.26	0.24	0.50	(0.28)	(0.28)
Year Ended 4/30/2018	$10.15	0.27	(0.19)	0.08	(0.29)	(0.29)
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.57	0.06	(0.38)	(0.32)	(0.06)	(0.06)
Year Ended 4/30/2022	$10.42	0.10	(0.85)	(0.75)	(0.10)	(0.10)
Year Ended 4/30/2021	$10.10	0.11	0.32	0.43	(0.11)	(0.11)
Year Ended 4/30/2020	$10.17	0.15	(0.07)	0.08	(0.15)	(0.15)
Year Ended 4/30/2019	$9.94	0.16	0.25	0.41	(0.18)	(0.18)
Year Ended 4/30/2018	$10.16	0.17	(0.20)	(0.03)	(0.19)	(0.19)
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.57	0.11	(0.39)	(0.28)	(0.11)	(0.11)
Year Ended 4/30/2022	$10.42	0.20	(0.85)	(0.65)	(0.20)	(0.20)
Year Ended 4/30/2021	$10.09	0.21	0.33	0.54	(0.21)	(0.21)
Year Ended 4/30/2020	$10.17	0.25	(0.07)	0.18	(0.26)	(0.26)
Year Ended 4/30/2019	$9.94	0.26	0.25	0.51	(0.28)	(0.28)
Year Ended 4/30/2018	$10.16	0.27	(0.20)	0.07	(0.29)	(0.29)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.18	(3.05%)	0.86%(c),(d)	0.78%(c),(d),(e)	2.10%(c)	2%	$23,483
Year Ended 4/30/2022	$9.57	(6.47%)	0.92%(d)	0.80%(d),(e)	1.70%	13%	$23,491
Year Ended 4/30/2021	$10.41	5.05%	0.95%	0.81%(e)	1.80%	10%	$30,657
Year Ended 4/30/2020	$10.09	1.46%	0.91%	0.81%(e)	2.15%	9%	$24,421
Year Ended 4/30/2019	$10.17	4.93%	0.93%	0.81%(e)	2.37%	9%	$21,999
Year Ended 4/30/2018	$9.94	0.43%	0.93%	0.81%(e)	2.41%	7%	$23,050
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$9.18	(2.93%)	0.61%(c),(d)	0.53%(c),(d),(e)	2.35%(c)	2%	$1,788
Year Ended 4/30/2022	$9.57	(6.24%)	0.67%(d)	0.55%(d),(e)	1.93%	13%	$1,246
Year Ended 4/30/2021	$10.41	5.31%	0.70%	0.56%(e)	2.05%	10%	$3,034
Year Ended 4/30/2020	$10.09	1.82%	0.65%	0.56%(e)	2.40%	9%	$2,322
Year Ended 4/30/2019	$10.16	5.09%	0.68%	0.56%(e)	2.62%	9%	$1,854
Year Ended 4/30/2018	$9.94	0.78%	0.68%	0.56%(e)	2.66%	7%	$1,984
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.19	(3.31%)	1.61%(c),(d)	1.53%(c),(d),(e)	1.34%(c)	2%	$2,171
Year Ended 4/30/2022	$9.57	(7.26%)	1.67%(d)	1.55%(d),(e)	0.95%	13%	$2,456
Year Ended 4/30/2021	$10.42	4.26%	1.70%	1.56%(e)	1.07%	10%	$2,940
Year Ended 4/30/2020	$10.10	0.80%	1.66%	1.56%(e)	1.41%	9%	$5,039
Year Ended 4/30/2019	$10.17	4.14%	1.68%	1.56%(e)	1.62%	9%	$8,669
Year Ended 4/30/2018	$9.94	(0.32%)	1.68%	1.56%(e)	1.66%	7%	$10,759
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.18	(2.93%)	0.61%(c),(d)	0.54%(c),(d),(e)	2.30%(c)	2%	$21,581
Year Ended 4/30/2022	$9.57	(6.32%)	0.67%(d)	0.55%(d),(e)	1.95%	13%	$63,686
Year Ended 4/30/2021	$10.42	5.41%	0.70%	0.56%(e)	2.05%	10%	$74,822
Year Ended 4/30/2020	$10.09	1.72%	0.66%	0.56%(e)	2.40%	9%	$69,733
Year Ended 4/30/2019	$10.17	5.19%	0.68%	0.56%(e)	2.62%	9%	$70,343
Year Ended 4/30/2018	$9.94	0.68%	0.68%	0.56%(e)	2.66%	7%	$77,773
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.60	0.12	(0.39)	(0.27)	(0.12)	(0.12)
Year Ended 4/30/2022	$10.45	0.21	(0.85)	(0.64)	(0.21)	(0.21)
Year Ended 4/30/2021	$10.13	0.23	0.32	0.55	(0.23)	(0.23)
Year Ended 4/30/2020	$10.21	0.26	(0.07)	0.19	(0.27)	(0.27)
Year Ended 4/30/2019	$9.98	0.27	0.25	0.52	(0.29)	(0.29)
Year Ended 4/30/2018	$10.19	0.28	(0.19)	0.09	(0.30)	(0.30)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.21	(2.88%)	0.55%(c),(d)	0.46%(c),(d)	2.49%(c)	2%	$26,501
Year Ended 4/30/2022	$9.60	(6.20%)	0.56%(d)	0.45%(d)	2.05%	13%	$7,928
Year Ended 4/30/2021	$10.45	5.42%	0.59%	0.45%	2.16%	10%	$7,600
Year Ended 4/30/2020	$10.13	1.83%	0.53%	0.45%	2.50%	9%	$5,913
Year Ended 4/30/2019	$10.21	5.30%	0.57%	0.45%	2.73%	9%	$852
Year Ended 4/30/2018	$9.98	0.91%	0.56%	0.45%	2.79%	7%	$747
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	17

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Columbia South Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
18	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2022 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
20	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
For the six months ended October 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	1,264
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2022 through August 31, 2023	Prior to September 1, 2022
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.47	0.45
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
79,545,000	130,000	(4,124,000)	(3,994,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(536,199)	(528,009)	(1,064,208)
22	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,648,385 and $21,668,042, respectively, for the six months ended October 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	600,000	3.57	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
24	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2022, two unaffiliated shareholders of record owned 46.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
26	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia South Carolina Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	27

Approval of Management Agreement  (continued)
(Unaudited)
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
28	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	29

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

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Columbia South Carolina Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR231_04_M01_(12/22)

SemiAnnual Report
October 31, 2022 (Unaudited)
Columbia North Carolina Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia North Carolina Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia North Carolina Intermediate Municipal Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Douglas Rangel, CFA
Portfolio Manager
Managed the Fund since June 2022
Average annual total returns (%) (for the period ended October 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/14/92	-2.84	-9.56	-0.17	0.70
	Including sales charges		-5.74	-12.31	-0.77	0.39
Advisor Class*		03/19/13	-2.72	-9.36	0.06	0.93
Class C	Excluding sales charges	12/16/92	-3.31	-10.33	-0.93	-0.06
	Including sales charges		-4.27	-11.22	-0.93	-0.06
Institutional Class		12/11/92	-2.72	-9.34	0.08	0.94
Institutional 3 Class*		03/01/17	-2.67	-9.25	0.16	0.99
Bloomberg 3-15 Year Blend Municipal Bond Index			-2.64	-9.62	0.64	1.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2022)
AAA rating	8.4
AA rating	49.7
A rating	26.5
BBB rating	10.9
Not rated	4.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	971.60	1,021.29	4.00	4.10	0.80
Advisor Class	1,000.00	1,000.00	972.80	1,022.55	2.75	2.82	0.55
Class C	1,000.00	1,000.00	966.90	1,017.49	7.73	7.92	1.55
Institutional Class	1,000.00	1,000.00	972.80	1,022.55	2.75	2.82	0.55
Institutional 3 Class	1,000.00	1,000.00	973.30	1,022.91	2.40	2.46	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.8%
City of Charlotte Airport(a)
Revenue Bonds
Charlotte Douglas International
Series 2019
07/01/2035	5.000%	1,195,000	1,200,110
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	529,342
Raleigh Durham Airport Authority(a)
Refunding Revenue Bonds
Series 2020A
05/01/2036	5.000%	1,000,000	993,592
Total			2,723,044
Higher Education 9.2%
Appalachian State University
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,147,572
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,059,910
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	422,015
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	622,625
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	511,431
04/01/2038	5.000%	500,000	506,020
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	321,187
10/01/2028	5.000%	250,000	270,494
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Charlotte (The)
Refunding Revenue Bonds
Governors
Series 2020A
10/01/2035	4.000%	200,000	190,572
10/01/2037	4.000%	300,000	278,213
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	527,724
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	407,001
04/01/2030	5.000%	250,000	260,409
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2019B
10/01/2034	5.000%	355,000	373,953
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	260,929
10/01/2034	5.000%	575,000	598,614
Total			8,758,669
Hospital 2.3%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	530,622
Revenue Bonds
Rex Healthcare
Series 2015A
07/01/2032	5.000%	1,000,000	1,023,492
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	611,108
Total			2,165,222
Joint Power Authority 2.2%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,071,949
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 25.8%
City of Charlotte
Refunding Certificate of Participation
Series 2019B
06/01/2034	5.000%	2,000,000	2,139,837
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	987,229
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,389,575
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,033,581
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	512,441
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	259,994
06/01/2029	5.000%	250,000	259,688
County of Catawba
Revenue Bonds
Series 2018
12/01/2036	4.000%	1,940,000	1,849,623
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	226,178
County of Davidson
Revenue Bonds
Series 2020
06/01/2037	4.000%	400,000	379,286
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	267,055
04/01/2035	5.000%	300,000	318,287
County of Harnett
Revenue Bonds
Series 2019
10/01/2037	4.000%	955,000	872,861
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	521,079
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	469,296
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	734,089
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	411,349
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,210,641
04/01/2028	5.000%	1,290,000	1,338,468
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,590,126
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	923,143
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	294,810
06/01/2033	5.000%	350,000	373,869
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	1,774,247
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	1,945,620
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	516,966
06/01/2029	5.000%	500,000	517,125
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,460,059
Total			24,576,522

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 2.4%
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	674,838
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,623,133
Total			2,297,971
Multi-Family 7.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,030,051
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,507,716
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,066,005
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	522,966
06/01/2028	5.000%	1,000,000	1,042,224
06/01/2029	5.000%	800,000	830,823
Total			6,999,785
Municipal Power 2.5%
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,260,351
Greenville Utilities Commission
Revenue Bonds
Series 2019
08/01/2032	5.000%	625,000	676,457
08/01/2033	5.000%	400,000	430,052
Total			2,366,860
Refunded / Escrowed 6.5%
City of Winston-Salem
Prerefunded 06/01/24 Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	770,307
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of New Hanover
Prerefunded 10/01/27 Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,288,681
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 (NPFGC)
10/01/2026	5.125%	1,040,000	1,078,162
North Carolina Medical Care Commission
Prerefunded 06/01/25 Revenue Bonds
Vidant Health
Series 2015
06/01/2030	5.000%	1,000,000	1,037,784
University of North Carolina at Greensboro
Prerefunded 04/01/24 Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,037,654
Total			6,212,588
Retirement Communities 8.6%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	465,000	466,855
Retirement Facilities 1st Mortgage
Series 2019
01/01/2039	5.000%	1,000,000	855,676
Sharon Towers
Series 2019A
07/01/2033	5.000%	1,000,000	954,552
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,253,209
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	703,673
Revenue Bonds
Pennybyrn at Maryfield Project
Series 2020B-2
10/01/2024	2.500%	745,000	714,923
Presbyterian Homes Obligated Group (The)
Series 2020
10/01/2035	4.000%	650,000	565,593
The Pines at Davidson Project
Series 2019
01/01/2038	5.000%	1,000,000	981,182

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Twin Lakes Community
Series 2019A
01/01/2038	5.000%	1,750,000	1,686,797
Total			8,182,460
Sales Tax 1.1%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,051,436
Single Family 5.7%
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2029	1.250%	1,990,000	1,665,379
07/01/2029	1.350%	1,885,000	1,565,862
Series 2017-38B (GNMA)
07/01/2037	3.850%	1,195,000	1,159,965
Series 2019-41 (GNMA)
07/01/2034	3.100%	515,000	453,634
Series 2019-42
07/01/2039	2.625%	795,000	588,773
Series 44
01/01/2027	1.950%	30,000	27,217
Total			5,460,830
State Appropriated 2.2%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,083,607
Transportation 2.4%
State of North Carolina
Revenue Bonds
Series 2019
03/01/2033	5.000%	1,250,000	1,337,241
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	930,826
Total			2,268,067
Turnpike / Bridge / Toll Road 5.8%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,715,005
01/01/2032	5.000%	1,450,000	1,456,356
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017 (AGM)
01/01/2031	5.000%	750,000	779,598
North Carolina Turnpike Authority(b)
Refunding Revenue Bonds
Series 2016C
07/01/2029	0.000%	750,000	539,729
Revenue Bonds
Series 2017C
07/01/2030	0.000%	550,000	375,170
07/01/2031	0.000%	1,100,000	707,024
Total			5,572,882
Water & Sewer 11.6%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2018
07/01/2035	4.000%	2,000,000	1,966,185
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	274,969
05/01/2030	5.000%	660,000	684,327
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	272,662
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,261,630
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2033	4.000%	2,165,000	2,178,039
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	406,163
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,558,766
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	299,175
County of Union Enterprise System
Revenue Bonds
Series 2015
06/01/2029	5.000%	500,000	522,942

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	823,784
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	351,653
04/01/2031	5.000%	450,000	471,098
Total			11,071,393
Total Municipal Bonds (Cost $99,468,699)			93,863,285
Money Market Funds 0.9%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.007%(c)	43,231	43,227
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 2.030%(c)	824,306	824,306
Total Money Market Funds (Cost $867,537)		867,533
Total Investments in Securities (Cost: $100,336,236)		94,730,818
Other Assets & Liabilities, Net		625,914
Net Assets		95,356,732

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	93,863,285	—	93,863,285
Money Market Funds	867,533	—	—	867,533
Total Investments in Securities	867,533	93,863,285	—	94,730,818
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $100,336,236)	$94,730,818
Cash	395
Receivable for:
Capital shares sold	78,185
Interest	1,138,816
Expense reimbursement due from Investment Manager	630
Prepaid expenses	7,686
Other assets	294
Total assets	95,956,824
Liabilities
Payable for:
Capital shares purchased	265,128
Distributions to shareholders	208,960
Management services fees	3,689
Distribution and/or service fees	339
Transfer agent fees	2,647
Compensation of board members	103,695
Compensation of chief compliance officer	12
Other expenses	15,622
Total liabilities	600,092
Net assets applicable to outstanding capital stock	$95,356,732
Represented by
Paid in capital	105,537,334
Total distributable earnings (loss)	(10,180,602)
Total - representing net assets applicable to outstanding capital stock	$95,356,732
Class A
Net assets	$11,623,328
Shares outstanding	1,243,708
Net asset value per share	$9.35
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.64
Advisor Class
Net assets	$2,524,985
Shares outstanding	270,593
Net asset value per share	$9.33
Class C
Net assets	$1,239,915
Shares outstanding	132,711
Net asset value per share	$9.34
Institutional Class
Net assets	$21,280,943
Shares outstanding	2,279,274
Net asset value per share	$9.34
Institutional 3 Class
Net assets	$58,687,561
Shares outstanding	6,266,005
Net asset value per share	$9.37
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,451
Interest	1,740,855
Total income	1,746,306
Expenses:
Management services fees	296,568
Distribution and/or service fees
Class A	19,024
Class C	8,465
Transfer agent fees
Class A	5,682
Advisor Class	1,019
Class C	632
Institutional Class	8,591
Institutional 3 Class	2,561
Compensation of board members	(13,352)
Custodian fees	810
Printing and postage fees	5,930
Registration fees	8,086
Audit fees	15,233
Legal fees	6,634
Interest on interfund lending	1,666
Compensation of chief compliance officer	12
Other	5,968
Total expenses	373,529
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(25,973)
Total net expenses	347,556
Net investment income	1,398,750
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,783,164)
Net realized loss	(3,783,164)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(588,214)
Net change in unrealized appreciation (depreciation)	(588,214)
Net realized and unrealized loss	(4,371,378)
Net decrease in net assets resulting from operations	$(2,972,628)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income	$1,398,750	$3,630,876
Net realized loss	(3,783,164)	(460,218)
Net change in unrealized appreciation (depreciation)	(588,214)	(16,041,904)
Net decrease in net assets resulting from operations	(2,972,628)	(12,871,246)
Distributions to shareholders
Net investment income and net realized gains
Class A	(149,860)	(283,914)
Advisor Class	(30,349)	(62,331)
Class C	(10,290)	(21,526)
Institutional Class	(255,622)	(495,087)
Institutional 3 Class	(943,325)	(2,777,311)
Total distributions to shareholders	(1,389,446)	(3,640,169)
Decrease in net assets from capital stock activity	(60,809,140)	(18,411,052)
Total decrease in net assets	(65,171,214)	(34,922,467)
Net assets at beginning of period	160,527,946	195,450,413
Net assets at end of period	$95,356,732	$160,527,946
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	72,415	696,657	131,657	1,339,765
Distributions reinvested	12,929	124,687	22,081	230,301
Redemptions	(476,883)	(4,548,509)	(173,908)	(1,803,504)
Net decrease	(391,539)	(3,727,165)	(20,170)	(233,438)
Advisor Class
Subscriptions	39,515	380,739	47,588	504,984
Distributions reinvested	3,145	30,246	5,963	62,141
Redemptions	(69,837)	(673,164)	(75,134)	(789,925)
Net decrease	(27,177)	(262,179)	(21,583)	(222,800)
Class C
Subscriptions	5,805	56,865	19,227	204,915
Distributions reinvested	953	9,193	1,840	19,188
Redemptions	(68,788)	(661,366)	(64,901)	(666,623)
Net decrease	(62,030)	(595,308)	(43,834)	(442,520)
Institutional Class
Subscriptions	390,444	3,771,430	516,703	5,310,747
Distributions reinvested	23,111	222,536	40,420	420,845
Redemptions	(662,629)	(6,412,587)	(485,514)	(4,986,226)
Net increase (decrease)	(249,074)	(2,418,621)	71,609	745,366
Institutional 3 Class
Subscriptions	145,783	1,400,341	662,796	7,037,929
Distributions reinvested	3,324	32,079	5,911	61,644
Redemptions	(5,722,844)	(55,238,287)	(2,481,764)	(25,357,233)
Net decrease	(5,573,737)	(53,805,867)	(1,813,057)	(18,257,660)
Total net decrease	(6,303,557)	(60,809,140)	(1,827,035)	(18,411,052)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.72	0.10	(0.37)	(0.27)	(0.10)	(0.10)
Year Ended 4/30/2022	$10.65	0.17	(0.93)	(0.76)	(0.17)	(0.17)
Year Ended 4/30/2021	$10.27	0.18	0.38	0.56	(0.18)	(0.18)
Year Ended 4/30/2020	$10.33	0.21	(0.06)	0.15	(0.21)	(0.21)
Year Ended 4/30/2019	$10.14	0.24	0.19	0.43	(0.24)	(0.24)
Year Ended 4/30/2018	$10.33	0.24	(0.19)	0.05	(0.24)	(0.24)
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$9.70	0.11	(0.37)	(0.26)	(0.11)	(0.11)
Year Ended 4/30/2022	$10.64	0.20	(0.94)	(0.74)	(0.20)	(0.20)
Year Ended 4/30/2021	$10.26	0.20	0.38	0.58	(0.20)	(0.20)
Year Ended 4/30/2020	$10.32	0.24	(0.06)	0.18	(0.24)	(0.24)
Year Ended 4/30/2019	$10.12	0.26	0.20	0.46	(0.26)	(0.26)
Year Ended 4/30/2018	$10.32	0.27	(0.20)	0.07	(0.27)	(0.27)
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.72	0.06	(0.38)	(0.32)	(0.06)	(0.06)
Year Ended 4/30/2022	$10.65	0.09	(0.93)	(0.84)	(0.09)	(0.09)
Year Ended 4/30/2021	$10.27	0.10	0.38	0.48	(0.10)	(0.10)
Year Ended 4/30/2020	$10.33	0.13	(0.06)	0.07	(0.13)	(0.13)
Year Ended 4/30/2019	$10.13	0.16	0.20	0.36	(0.16)	(0.16)
Year Ended 4/30/2018	$10.33	0.16	(0.20)	(0.04)	(0.16)	(0.16)
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.71	0.11	(0.37)	(0.26)	(0.11)	(0.11)
Year Ended 4/30/2022	$10.64	0.20	(0.93)	(0.73)	(0.20)	(0.20)
Year Ended 4/30/2021	$10.26	0.20	0.38	0.58	(0.20)	(0.20)
Year Ended 4/30/2020	$10.32	0.24	(0.06)	0.18	(0.24)	(0.24)
Year Ended 4/30/2019	$10.13	0.26	0.19	0.45	(0.26)	(0.26)
Year Ended 4/30/2018	$10.32	0.27	(0.19)	0.08	(0.27)	(0.27)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.35	(2.84%)	0.85%(c),(d)	0.80%(c),(d)	1.98%(c)	0%	$11,623
Year Ended 4/30/2022	$9.72	(7.20%)	0.86%(d)	0.80%(d)	1.65%	6%	$15,892
Year Ended 4/30/2021	$10.65	5.45%	0.88%	0.81%	1.68%	15%	$17,634
Year Ended 4/30/2020	$10.27	1.43%	0.85%	0.81%	2.01%	7%	$17,176
Year Ended 4/30/2019	$10.33	4.26%	0.87%(e)	0.81%(e)	2.32%	23%	$16,469
Year Ended 4/30/2018	$10.14	0.48%	0.88%	0.81%	2.33%	10%	$18,035
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$9.33	(2.72%)	0.59%(c),(d)	0.55%(c),(d)	2.23%(c)	0%	$2,525
Year Ended 4/30/2022	$9.70	(7.07%)	0.61%(d)	0.55%(d)	1.90%	6%	$2,889
Year Ended 4/30/2021	$10.64	5.72%	0.63%	0.56%	1.93%	15%	$3,396
Year Ended 4/30/2020	$10.26	1.69%	0.60%	0.56%	2.26%	7%	$4,928
Year Ended 4/30/2019	$10.32	4.62%	0.62%(e)	0.56%(e)	2.57%	23%	$5,505
Year Ended 4/30/2018	$10.12	0.63%	0.63%	0.56%	2.57%	10%	$4,589
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.34	(3.31%)	1.60%(c),(d)	1.55%(c),(d)	1.22%(c)	0%	$1,240
Year Ended 4/30/2022	$9.72	(7.90%)	1.61%(d)	1.55%(d)	0.90%	6%	$1,892
Year Ended 4/30/2021	$10.65	4.67%	1.62%	1.55%	0.93%	15%	$2,541
Year Ended 4/30/2020	$10.27	0.68%	1.60%	1.56%	1.26%	7%	$3,070
Year Ended 4/30/2019	$10.33	3.58%	1.62%(e)	1.56%(e)	1.57%	23%	$4,096
Year Ended 4/30/2018	$10.13	(0.38%)	1.63%	1.56%	1.58%	10%	$5,338
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.34	(2.72%)	0.60%(c),(d)	0.55%(c),(d)	2.23%(c)	0%	$21,281
Year Ended 4/30/2022	$9.71	(6.98%)	0.61%(d)	0.55%(d)	1.90%	6%	$24,549
Year Ended 4/30/2021	$10.64	5.72%	0.63%	0.56%	1.93%	15%	$26,145
Year Ended 4/30/2020	$10.26	1.69%	0.60%	0.56%	2.26%	7%	$23,700
Year Ended 4/30/2019	$10.32	4.52%	0.62%(e)	0.56%(e)	2.57%	23%	$22,897
Year Ended 4/30/2018	$10.13	0.72%	0.65%	0.56%	2.55%	10%	$22,984
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.74	0.11	(0.37)	(0.26)	(0.11)	(0.11)
Year Ended 4/30/2022	$10.67	0.21	(0.93)	(0.72)	(0.21)	(0.21)
Year Ended 4/30/2021	$10.29	0.21	0.38	0.59	(0.21)	(0.21)
Year Ended 4/30/2020	$10.36	0.25	(0.07)	0.18	(0.25)	(0.25)
Year Ended 4/30/2019	$10.16	0.27	0.20	0.47	(0.27)	(0.27)
Year Ended 4/30/2018	$10.35	0.28	(0.19)	0.09	(0.28)	(0.28)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.37	(2.67%)	0.52%(c),(d)	0.48%(c),(d)	2.28%(c)	0%	$58,688
Year Ended 4/30/2022	$9.74	(6.88%)	0.53%(d)	0.48%(d)	1.98%	6%	$115,305
Year Ended 4/30/2021	$10.67	5.79%	0.55%	0.48%	2.00%	15%	$145,734
Year Ended 4/30/2020	$10.29	1.67%	0.52%	0.48%	2.34%	7%	$141,450
Year Ended 4/30/2019	$10.36	4.70%	0.53%(e)	0.48%(e)	2.65%	23%	$120,551
Year Ended 4/30/2018	$10.16	0.83%	0.54%	0.48%	2.68%	10%	$117,741
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	19

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Columbia North Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2022 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
22	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
For the six months ended October 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2022, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	1,414
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2022 through August 31, 2023	Prior to September 1, 2022
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.50	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
100,336,000	121,000	(5,726,000)	(5,605,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(528,605)	(1,000,076)	(1,528,681)
24	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $0 and $58,635,460, respectively, for the six months ended October 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,315,789	2.48	19
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
26	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2022, two unaffiliated shareholders of record owned 81.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia North Carolina Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	29

Approval of Management Agreement  (continued)
(Unaudited)
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
30	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022	31

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
32	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2022

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Columbia North Carolina Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR206_04_M01_(12/22)

SemiAnnual Report
October 31, 2022 (Unaudited)
Columbia Virginia Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Virginia Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Virginia Intermediate Municipal Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Co-Portfolio Manager
Managed Fund since 2016
Douglas Rangel, CFA
Co-Portfolio Manager
Managed the Fund since June 2022
Average annual total returns (%) (for the period ended October 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/05/89	-2.81	-9.63	-0.18	0.74
	Including sales charges		-5.71	-12.35	-0.78	0.43
Advisor Class*		03/19/13	-2.68	-9.39	0.09	1.01
Class C	Excluding sales charges	06/17/92	-3.17	-10.30	-0.90	0.00
	Including sales charges		-4.13	-11.18	-0.90	0.00
Institutional Class		09/20/89	-2.69	-9.40	0.09	0.99
Institutional 3 Class*		03/01/17	-2.64	-9.39	0.16	1.04
Bloomberg 3-15 Year Blend Municipal Bond Index			-2.64	-9.62	0.64	1.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2022)
AAA rating	6.4
AA rating	59.0
A rating	19.1
BBB rating	10.8
BB rating	0.6
Not rated	4.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	971.90	1,021.24	4.05	4.15	0.81
Advisor Class	1,000.00	1,000.00	973.20	1,022.50	2.80	2.87	0.56
Class C	1,000.00	1,000.00	968.30	1,017.44	7.78	7.98	1.56
Institutional Class	1,000.00	1,000.00	973.10	1,022.50	2.80	2.87	0.56
Institutional 3 Class	1,000.00	1,000.00	973.60	1,022.91	2.40	2.46	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 9.1%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,049,288
Metropolitan Washington Airports Authority(a)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	2,000,000	2,024,290
Forward Delivery
Series 2020A
10/01/2032	5.000%	2,000,000	2,042,845
Metropolitan Washington Airports Authority Aviation(a)
Refunding Revenue Bonds
Series 2021A
10/01/2031	5.000%	1,500,000	1,541,718
Norfolk Airport Authority
Revenue Bonds
Series 2019
07/01/2033	5.000%	1,000,000	1,035,822
Total			7,693,963
Higher Education 7.4%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	545,000	529,626
Virginia College Building Authority
Revenue Bonds
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	2,555,000	2,604,060
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018A
11/01/2031	5.000%	400,000	430,606
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,691,542
Total			6,255,834
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 9.2%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2033	5.000%	400,000	417,471
Lynchburg Economic Development Authority
Refunding Revenue Bonds
Centra Health Obligation Group
Series 2021
01/01/2036	5.000%	875,000	894,501
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,735,536
Series 2018A (Mandatory Put 11/01/28)
11/01/2048	5.000%	300,000	317,387
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,327,413
06/15/2033	5.000%	200,000	202,625
06/15/2035	5.000%	1,000,000	1,003,174
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2020
11/01/2030	5.000%	220,000	237,784
11/01/2031	5.000%	270,000	288,013
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,280,735
Total			7,704,639
Local Appropriation 3.3%
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	783,895
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	939,164
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,067,174
Total			2,790,233
Local General Obligation 4.9%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,034,623
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,033,178
County of Fairfax
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,071,817
Total			4,139,618
Multi-Family 2.2%
Virginia Housing Development Authority
Revenue Bonds
Series 2020B (HUD)
03/01/2031	1.650%	1,630,000	1,327,859
Series 2020E
07/01/2035	2.100%	650,000	496,758
Total			1,824,617
Other Bond Issue 1.2%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	214,365
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	785,600
Total			999,965
Pool / Bond Bank 1.2%
Virginia Resources Authority
Refunding Revenue Bonds
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,004,352
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 2.0%
Virginia Port Authority Commonwealth Port Fund(a)
Refunding Revenue Bonds
Series 2020B
07/01/2028	5.000%	1,615,000	1,715,377
Refunded / Escrowed 10.0%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,151,322
Greater Richmond Convention Center Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,394,884
06/15/2030	5.000%	1,540,000	1,591,202
Hampton Roads Transportation Accountability Commission
Prerefunded 01/01/28 Revenue Bonds
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,242,631
Total			8,380,039
Retirement Communities 7.0%
Albemarle County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2022
06/01/2042	4.000%	1,000,000	826,745
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	358,289
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury of Richmond
Series 2020
10/01/2033	4.000%	500,000	460,266
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,500,000	1,517,753
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Sunnyside Presbyterian Home
Series 2020
12/01/2039	5.000%	2,000,000	1,954,997

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2027	5.000%	325,000	333,910
01/01/2029	5.000%	400,000	414,568
Total			5,866,528
Sales Tax 2.4%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,049,487
Special Property Tax 6.0%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	994,002
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,014,992
04/01/2032	4.000%	1,000,000	1,010,968
Marquis Community Development Authority of York County(b),(c),(d)
Revenue Bonds
Convertible
Series 2015
09/01/2045	7.500%	644,000	282,802
Marquis Community Development Authority of York County(c),(d)
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	903,472
Marquis Community Development Authority of York County(e)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	140,956
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	674,849
Total			5,022,041
State Appropriated 7.3%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,490,066
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,501,820
08/01/2036	4.000%	1,500,000	1,488,500
Series 2019A
08/01/2031	5.000%	1,500,000	1,638,501
Total			6,118,887
Transportation 14.0%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	1,000,000	1,071,474
Transportation Capital Projects
Series 2022
05/15/2033	4.000%	1,970,000	1,987,935
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	507,598
Series 2018
05/15/2036	4.000%	2,000,000	1,945,452
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	2,664,550
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,088,728
Series 2018
07/01/2036	5.000%	500,000	515,459
07/01/2037	5.000%	1,000,000	1,028,971
Total			11,810,167
Turnpike / Bridge / Toll Road 8.0%
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,830,289
Virginia Small Business Financing Authority(a)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2038	5.000%	500,000	485,528
Senior Lien - I-495 HOT Lanes Project
Series 2022
06/30/2038	5.000%	300,000	300,002
12/31/2038	5.000%	300,000	296,734

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Senior Lien - Elizabeth River Crossings Opco LLC
Series 2022
01/01/2038	4.000%	1,000,000	857,268
Total			6,769,821
Water & Sewer 2.5%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,139,037
Total Municipal Bonds (Cost $89,837,397)			82,284,605
Money Market Funds 1.3%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.007%(f)	108,936	108,925
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 2.030%(f)	1,021,601	1,021,601
Total Money Market Funds (Cost $1,130,537)		1,130,526
Total Investments in Securities (Cost: $90,967,934)		83,415,131
Other Assets & Liabilities, Net		804,184
Net Assets		84,219,315

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $282,802, which represents 0.34% of total net assets.
(c)	Partial payment received at last interest date.
(d)	Represents a security in default.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	82,284,605	—	82,284,605
Money Market Funds	1,130,526	—	—	1,130,526
Total Investments in Securities	1,130,526	82,284,605	—	83,415,131
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $90,967,934)	$83,415,131
Cash	849
Receivable for:
Capital shares sold	97,762
Interest	1,063,472
Expense reimbursement due from Investment Manager	820
Prepaid expenses	7,386
Other assets	1,295
Total assets	84,586,715
Liabilities
Payable for:
Capital shares purchased	34,000
Distributions to shareholders	203,235
Management services fees	3,264
Distribution and/or service fees	547
Transfer agent fees	4,108
Compensation of board members	108,298
Compensation of chief compliance officer	9
Other expenses	13,939
Total liabilities	367,400
Net assets applicable to outstanding capital stock	$84,219,315
Represented by
Paid in capital	93,257,594
Total distributable earnings (loss)	(9,038,279)
Total - representing net assets applicable to outstanding capital stock	$84,219,315
Class A
Net assets	$21,611,637
Shares outstanding	2,306,022
Net asset value per share	$9.37
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.66
Advisor Class
Net assets	$2,722,714
Shares outstanding	290,337
Net asset value per share	$9.38
Class C
Net assets	$1,170,860
Shares outstanding	124,840
Net asset value per share	$9.38
Institutional Class
Net assets	$20,215,405
Shares outstanding	2,157,606
Net asset value per share	$9.37
Institutional 3 Class
Net assets	$38,498,699
Shares outstanding	4,098,833
Net asset value per share	$9.39
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,451
Interest	1,584,627
Total income	1,593,078
Expenses:
Management services fees	237,063
Distribution and/or service fees
Class A	33,907
Class C	6,136
Transfer agent fees
Class A	12,224
Advisor Class	1,235
Class C	555
Institutional Class	9,348
Institutional 3 Class	1,498
Compensation of board members	(14,632)
Custodian fees	764
Printing and postage fees	5,344
Registration fees	8,182
Audit fees	15,233
Legal fees	6,432
Interest on interfund lending	457
Compensation of chief compliance officer	9
Other	5,656
Total expenses	329,411
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(27,064)
Expense reduction	(20)
Total net expenses	302,327
Net investment income	1,290,751
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,076,613)
Net realized loss	(1,076,613)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,720,785)
Net change in unrealized appreciation (depreciation)	(2,720,785)
Net realized and unrealized loss	(3,797,398)
Net decrease in net assets resulting from operations	$(2,506,647)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income	$1,290,751	$2,659,708
Net realized gain (loss)	(1,076,613)	172,287
Net change in unrealized appreciation (depreciation)	(2,720,785)	(11,605,134)
Net decrease in net assets resulting from operations	(2,506,647)	(8,773,139)
Distributions to shareholders
Net investment income and net realized gains
Class A	(297,394)	(662,548)
Advisor Class	(33,419)	(69,204)
Class C	(8,979)	(26,297)
Institutional Class	(253,845)	(566,719)
Institutional 3 Class	(617,134)	(1,925,905)
Total distributions to shareholders	(1,210,771)	(3,250,673)
Decrease in net assets from capital stock activity	(19,167,704)	(23,101,611)
Total decrease in net assets	(22,885,122)	(35,125,423)
Net assets at beginning of period	107,104,437	142,229,860
Net assets at end of period	$84,219,315	$107,104,437
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,055,486	10,372,476	334,671	3,552,896
Distributions reinvested	22,176	214,403	43,654	459,916
Redemptions	(1,399,811)	(13,539,490)	(483,983)	(5,010,014)
Net decrease	(322,149)	(2,952,611)	(105,658)	(997,202)
Advisor Class
Subscriptions	53,639	515,115	212,914	2,282,013
Distributions reinvested	3,132	30,263	5,397	56,657
Redemptions	(61,647)	(595,161)	(130,437)	(1,375,418)
Net increase (decrease)	(4,876)	(49,783)	87,874	963,252
Class C
Subscriptions	12,363	119,051	10,425	112,380
Distributions reinvested	896	8,648	2,363	25,037
Redemptions	(16,241)	(157,777)	(67,262)	(712,524)
Net decrease	(2,982)	(30,078)	(54,474)	(575,107)
Institutional Class
Subscriptions	407,274	3,941,046	229,441	2,443,592
Distributions reinvested	20,886	201,582	42,088	443,610
Redemptions	(306,302)	(2,961,703)	(488,357)	(5,156,820)
Net increase (decrease)	121,858	1,180,925	(216,828)	(2,269,618)
Institutional 3 Class
Subscriptions	197,725	1,908,736	301,861	3,227,555
Distributions reinvested	3,998	38,665	8,388	88,741
Redemptions	(1,986,203)	(19,263,558)	(2,246,602)	(23,539,232)
Net decrease	(1,784,480)	(17,316,157)	(1,936,353)	(20,222,936)
Total net decrease	(1,992,629)	(19,167,704)	(2,225,439)	(23,101,611)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

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Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.75	0.12	(0.39)	(0.27)	(0.11)	—	(0.11)
Year Ended 4/30/2022	$10.76	0.19	(0.96)	(0.77)	(0.20)	(0.04)	(0.24)
Year Ended 4/30/2021	$10.43	0.22	0.34	0.56	(0.22)	(0.01)	(0.23)
Year Ended 4/30/2020	$10.55	0.26	(0.11)	0.15	(0.27)	(0.00)(f)	(0.27)
Year Ended 4/30/2019	$10.44	0.27	0.21	0.48	(0.29)	(0.08)	(0.37)
Year Ended 4/30/2018	$10.79	0.27	(0.31)	(0.04)	(0.28)	(0.03)	(0.31)
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$9.76	0.13	(0.39)	(0.26)	(0.12)	—	(0.12)
Year Ended 4/30/2022	$10.77	0.21	(0.96)	(0.75)	(0.22)	(0.04)	(0.26)
Year Ended 4/30/2021	$10.43	0.25	0.35	0.60	(0.25)	(0.01)	(0.26)
Year Ended 4/30/2020	$10.55	0.29	(0.12)	0.17	(0.29)	(0.00)(f)	(0.29)
Year Ended 4/30/2019	$10.44	0.30	0.20	0.50	(0.31)	(0.08)	(0.39)
Year Ended 4/30/2018	$10.79	0.30	(0.31)	(0.01)	(0.31)	(0.03)	(0.34)
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.76	0.08	(0.39)	(0.31)	(0.07)	—	(0.07)
Year Ended 4/30/2022	$10.77	0.11	(0.96)	(0.85)	(0.12)	(0.04)	(0.16)
Year Ended 4/30/2021	$10.44	0.14	0.34	0.48	(0.14)	(0.01)	(0.15)
Year Ended 4/30/2020	$10.55	0.18	(0.10)	0.08	(0.19)	(0.00)(f)	(0.19)
Year Ended 4/30/2019	$10.45	0.20	0.19	0.39	(0.21)	(0.08)	(0.29)
Year Ended 4/30/2018	$10.80	0.19	(0.31)	(0.12)	(0.20)	(0.03)	(0.23)
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.75	0.13	(0.39)	(0.26)	(0.12)	—	(0.12)
Year Ended 4/30/2022	$10.76	0.22	(0.97)	(0.75)	(0.22)	(0.04)	(0.26)
Year Ended 4/30/2021	$10.43	0.25	0.34	0.59	(0.25)	(0.01)	(0.26)
Year Ended 4/30/2020	$10.54	0.29	(0.11)	0.18	(0.29)	(0.00)(f)	(0.29)
Year Ended 4/30/2019	$10.44	0.30	0.20	0.50	(0.32)	(0.08)	(0.40)
Year Ended 4/30/2018	$10.79	0.30	(0.31)	(0.01)	(0.31)	(0.03)	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.37	(2.81%)	0.87%(c),(d)	0.81%(c),(d),(e)	2.35%(c)	6%	$21,612
Year Ended 4/30/2022	$9.75	(7.32%)	0.90%	0.81%(e)	1.80%	11%	$25,627
Year Ended 4/30/2021	$10.76	5.42%	0.91%	0.81%	2.07%	10%	$29,427
Year Ended 4/30/2020	$10.43	1.35%	0.87%	0.81%	2.47%	12%	$24,036
Year Ended 4/30/2019	$10.55	4.69%	0.88%	0.81%(e)	2.63%	13%	$23,706
Year Ended 4/30/2018	$10.44	(0.39%)	0.89%	0.81%(e)	2.55%	14%	$27,005
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$9.38	(2.68%)	0.61%(c),(d)	0.56%(c),(d),(e)	2.60%(c)	6%	$2,723
Year Ended 4/30/2022	$9.76	(7.08%)	0.64%	0.56%(e)	2.02%	11%	$2,881
Year Ended 4/30/2021	$10.77	5.78%	0.66%	0.56%	2.31%	10%	$2,233
Year Ended 4/30/2020	$10.43	1.60%	0.61%	0.55%	2.70%	12%	$666
Year Ended 4/30/2019	$10.55	4.95%	0.63%	0.56%(e)	2.87%	13%	$274
Year Ended 4/30/2018	$10.44	(0.14%)	0.63%	0.56%(e)	2.80%	14%	$1,823
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.38	(3.17%)	1.61%(c),(d)	1.56%(c),(d),(e)	1.61%(c)	6%	$1,171
Year Ended 4/30/2022	$9.76	(8.01%)	1.65%	1.56%(e)	1.08%	11%	$1,248
Year Ended 4/30/2021	$10.77	4.63%	1.66%	1.56%	1.32%	10%	$1,964
Year Ended 4/30/2020	$10.44	0.69%	1.62%	1.56%	1.73%	12%	$1,976
Year Ended 4/30/2019	$10.55	3.81%	1.63%	1.56%(e)	1.88%	13%	$2,786
Year Ended 4/30/2018	$10.45	(1.13%)	1.64%	1.56%(e)	1.79%	14%	$3,824
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.37	(2.69%)	0.61%(c),(d)	0.56%(c),(d),(e)	2.61%(c)	6%	$20,215
Year Ended 4/30/2022	$9.75	(7.09%)	0.65%	0.56%(e)	2.06%	11%	$19,848
Year Ended 4/30/2021	$10.76	5.68%	0.66%	0.56%	2.32%	10%	$24,243
Year Ended 4/30/2020	$10.43	1.70%	0.62%	0.55%	2.72%	12%	$24,546
Year Ended 4/30/2019	$10.54	4.86%	0.63%	0.56%(e)	2.88%	13%	$22,698
Year Ended 4/30/2018	$10.44	(0.15%)	0.65%	0.56%(e)	2.76%	14%	$29,199
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.77	0.13	(0.38)	(0.25)	(0.13)	—	(0.13)
Year Ended 4/30/2022	$10.79	0.23	(0.98)	(0.75)	(0.23)	(0.04)	(0.27)
Year Ended 4/30/2021	$10.45	0.26	0.35	0.61	(0.26)	(0.01)	(0.27)
Year Ended 4/30/2020	$10.57	0.30	(0.12)	0.18	(0.30)	(0.00)(f)	(0.30)
Year Ended 4/30/2019	$10.46	0.31	0.21	0.52	(0.33)	(0.08)	(0.41)
Year Ended 4/30/2018	$10.82	0.31	(0.32)	(0.01)	(0.32)	(0.03)	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.39	(2.64%)	0.53%(c),(d)	0.48%(c),(d)	2.68%(c)	6%	$38,499
Year Ended 4/30/2022	$9.77	(7.08%)	0.56%	0.48%	2.14%	11%	$57,501
Year Ended 4/30/2021	$10.79	5.86%	0.58%	0.47%	2.40%	10%	$84,363
Year Ended 4/30/2020	$10.45	1.69%	0.53%	0.47%	2.81%	12%	$87,804
Year Ended 4/30/2019	$10.57	5.04%	0.54%	0.47%	2.97%	13%	$88,421
Year Ended 4/30/2018	$10.46	(0.13%)	0.54%	0.48%	2.91%	14%	$102,071
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	19

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Columbia Virginia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2022 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
22	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
For the six months ended October 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	3,607
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2023
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 3 Class	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
90,968,000	165,000	(7,718,000)	(7,553,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2022 as arising on May 1, 2022.
Late year ordinary losses ($)	Post-October capital losses ($)
—	299,339
24	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,482,114 and $26,515,552, respectively, for the six months ended October 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	700,000	2.62	10
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
26	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2022, two unaffiliated shareholders of record owned 63.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Virginia Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	29

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
30	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022	31

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
32	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2022

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Columbia Virginia Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR239_04_M01_(12/22)

SemiAnnual Report
October 31, 2022 (Unaudited)
Columbia California Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia California Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia California Intermediate Municipal Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and California individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Co-Portfolio Manager
Managed Fund since 2012
Douglas Rangel, CFA
Co-Portfolio Manager
Managed the Fund since June 2022
Average annual total returns (%) (for the period ended October 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/09/02	-2.37	-9.19	0.16	1.33
	Including sales charges		-5.28	-11.93	-0.44	1.02
Advisor Class*		03/19/13	-2.36	-8.99	0.40	1.59
Class C	Excluding sales charges	09/11/02	-2.85	-9.88	-0.59	0.57
	Including sales charges		-3.81	-10.77	-0.59	0.57
Institutional Class		08/19/02	-2.26	-8.90	0.42	1.59
Institutional 2 Class*		11/08/12	-2.26	-8.90	0.47	1.66
Institutional 3 Class*		03/01/17	-2.23	-8.92	0.50	1.65
Bloomberg California 3-15 Year Blend Municipal Bond Index			-2.06	-9.20	0.56	1.72
Bloomberg 3-15 Year Blend Municipal Bond Index			-2.64	-9.62	0.64	1.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg California 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of investment-grade bonds issued from the state of California and its municipalities.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2022)
AAA rating	2.0
AA rating	49.9
A rating	31.5
BBB rating	11.9
BB rating	2.2
Not rated	2.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2022 — October 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	976.30	1,021.64	3.66	3.74	0.73
Advisor Class	1,000.00	1,000.00	976.40	1,022.96	2.35	2.41	0.47
Class C	1,000.00	1,000.00	971.50	1,017.84	7.39	7.57	1.48
Institutional Class	1,000.00	1,000.00	977.40	1,022.91	2.41	2.46	0.48
Institutional 2 Class	1,000.00	1,000.00	977.40	1,023.01	2.31	2.36	0.46
Institutional 3 Class	1,000.00	1,000.00	977.70	1,023.26	2.05	2.10	0.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 12.0%
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2015C
05/15/2029	5.000%	2,410,000	2,503,720
Subordinated Series 2019C
05/15/2035	5.000%	3,975,000	4,201,798
05/15/2037	5.000%	2,250,000	2,358,953
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	352,213
05/15/2030	5.000%	500,000	532,957
City of Los Angeles Department of Airports(a)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	3,496,537
Senior Series 2020C
05/15/2038	5.000%	3,000,000	3,018,833
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,759,146
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,023,794
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,038,953
Series 2014C
03/01/2030	5.000%	2,500,000	2,542,035
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,021,884
07/01/2034	5.000%	700,000	712,533
San Diego County Regional Airport Authority(a)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,524,776
Subordinated Series 2020
07/01/2036	5.000%	495,000	490,587
07/01/2039	5.000%	400,000	395,316
Revenue Bonds
Subordinated Series 2021B
07/01/2039	4.000%	250,000	215,446
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,073,629
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,302,401
San Francisco City & County Airport Commission - San Francisco International Airport(a)
Refunding Revenue Bonds
Series 2020A-2
05/01/2039	4.000%	750,000	647,783
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,450,000	4,428,983
Total			38,642,277
Charter Schools 4.4%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	279,059
California School Finance Authority(b)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2029	5.000%	1,000,000	1,014,780
08/01/2030	5.000%	1,380,000	1,397,622
08/01/2031	5.000%	850,000	858,330
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,455,316
Aspire Public Schools Obligation Group
Series 2021
08/01/2036	4.000%	325,000	284,304
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,008,489
Series 2018
08/01/2038	5.000%	1,000,000	986,094
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,230,029
Series 2017
07/01/2037	5.000%	3,090,000	2,997,223
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	596,404
Total			14,107,650
Higher Education 6.2%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,541,981
04/01/2035	5.000%	2,000,000	2,073,121
Series 2018-A
12/01/2036	5.000%	1,000,000	993,690
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,033,235
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	793,242
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	395,872
04/01/2026	5.000%	1,000,000	1,000,406
Biola University
Series 2017
10/01/2031	5.000%	540,000	556,194
10/01/2032	5.000%	615,000	631,330
10/01/2033	5.000%	625,000	639,975
10/01/2034	5.000%	570,000	581,546
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	225,789
10/01/2036	5.000%	250,000	250,402
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,847,570
04/01/2036	5.000%	1,120,000	1,157,547
University of San Diego
Series 2019A
10/01/2037	5.000%	1,200,000	1,257,317
California Municipal Finance Authority(b)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	974,758
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(b)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,143,475
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	380,000	381,547
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	255,000	254,694
University of California
Refunding Revenue Bonds
Series 2022S
05/15/2030	5.000%	2,000,000	2,221,155
Total			19,954,846
Hospital 9.4%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,046,733
Children’s Hospital of Orange County
Series 2019
11/01/2030	5.000%	810,000	883,301
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,548,004
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	330,278
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,033,610
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,591,222
02/01/2034	5.000%	500,000	516,098
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,025,504
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	306,495
Series 2017
11/15/2034	5.000%	250,000	256,314
11/15/2035	5.000%	270,000	275,243

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,530,781
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,028,892
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2033	5.000%	2,770,000	2,828,772
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2035	4.000%	500,000	429,480
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2028	4.000%	360,000	347,193
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,085,597
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	429,277
08/01/2034	5.000%	650,000	654,516
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2038	5.000%	2,500,000	2,730,195
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,020,065
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,011,029
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	506,900
01/01/2036	4.000%	1,000,000	856,350
Total			30,271,849
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,166,530
Joint Power Authority 0.5%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,570,479
Local Appropriation 2.1%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,567,038
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,052,208
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,290,619
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	912,424
06/01/2034	5.000%	775,000	830,240
Total			6,652,529
Local General Obligation 8.3%
Bellevue Union School District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	426,267
08/01/2031	0.000%	615,000	425,955
Chula Vista Elementary School District(c)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,150,000	1,120,234

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Compton Unified School District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,982,812
06/01/2024	0.000%	1,925,000	1,813,320
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,029,611
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	496,352
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,515,683
Encinitas Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	602,184
Long Beach Unified School District(c)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	948,270
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,263,790
Monterey Peninsula Community College District(c)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,693,201
Napa Valley Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,595,487
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	676,530
Pomona Unified School District(c)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	650,968
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rancho Santiago Community College District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,658,884
Rescue Union School District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	945,267
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	498,731
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,030,922
08/01/2032	5.000%	1,500,000	1,541,197
Total			26,915,665
Multi-Family 1.2%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,146,249	1,084,096
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	394,841
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,009,623
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	352,345
Series 2017
05/15/2032	5.000%	1,000,000	1,012,109
Total			3,853,014
Municipal Power 5.8%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,330,476

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,057,419
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2039	5.000%	425,000	417,190
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,849,827
Series 2019B
07/01/2031	5.000%	5,000,000	5,459,499
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,742,422
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,087,849
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	2,000,000	2,172,688
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	872,321
01/01/2031	5.000%	1,000,000	1,025,934
Series 2020
01/01/2038	5.000%	1,650,000	1,727,822
Total			18,743,447
Other Bond Issue 0.9%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	398,464
09/01/2034	4.000%	600,000	569,749
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	345,552
02/01/2033	4.000%	500,000	490,287
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	645,141
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	365,803
Total			2,814,996
Pool / Bond Bank 0.7%
California Infrastructure & Economic Development Bank
Revenue Bonds
Green Bonds
Series 2019
10/01/2031	5.000%	2,120,000	2,306,750
Ports 2.0%
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	742,082
Port Commission of the City & County of San Francisco
Refunding Revenue Bonds
Series 2020A
03/01/2037	4.000%	315,000	291,970
03/01/2038	4.000%	405,000	370,990
03/01/2039	4.000%	1,260,000	1,146,155
Port of Los Angeles(a)
Refunding Revenue Bonds
Private Activity
Series 2019A
08/01/2025	5.000%	1,750,000	1,814,444
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,013,490
09/01/2028	5.000%	1,100,000	1,115,570
Total			6,494,701
Prepaid Gas 1.6%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds
Series 2021B-1 (Mandatory Put 08/01/2031)
02/01/2052	4.000%	3,500,000	3,265,059
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,890,000	2,037,271
Total			5,302,330

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Recreation 0.5%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,660,915
Refunded / Escrowed 6.5%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,117,031
California Municipal Finance Authority
Prerefunded 02/01/25 Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,247,204
Prerefunded 10/01/23 Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	512,632
10/01/2028	5.000%	840,000	852,694
California School Finance Authority(b)
Revenue Bonds
River Springs Charter School Project
Series 2015 Escrowed to Maturity
07/01/2025	5.250%	915,000	939,966
California Statewide Communities Development Authority
Prerefunded 07/01/24 Revenue Bonds
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,368,310
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,033,837
Prerefunded 11/15/23 Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,019,104
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,174,271
Refunding Revenue Bonds
Series 2017A-1 Escrowed to Maturity
06/01/2024	5.000%	4,000,000	4,107,058
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,523,220
Total			20,895,327
Retirement Communities 5.7%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Odd Fellows Home of California
Series 2012A
04/01/2032	5.000%	4,750,000	4,781,626
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	323,079
07/01/2029	5.000%	300,000	312,746
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	462,524
10/01/2035	4.000%	1,000,000	917,283
Mt. San Antonio Gardens Project
Series 2019
11/15/2039	5.000%	1,000,000	954,716
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	419,985
11/15/2030	5.000%	600,000	650,655
11/15/2032	5.000%	850,000	929,242
California Public Finance Authority(b)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	2,000,000	1,801,175
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,617,981
10/01/2026	5.000%	1,000,000	1,022,284
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	154,703
Series 2021
04/01/2038	4.000%	750,000	671,601
04/01/2039	4.000%	750,000	665,537

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	284,209
07/01/2036	4.000%	430,000	402,699
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,001,216
Total			18,373,261
Sales Tax 1.0%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,488,311
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	639,839
06/01/2036	5.000%	1,180,000	1,223,614
Total			3,351,764
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	416,157
06/01/2034	4.000%	250,000	248,847
Total			665,004
Special Property Tax 14.4%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	671,754
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	623,976
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,347,260
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	342,662
09/02/2032	5.000%	340,000	357,269
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	865,611
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,447,608
09/01/2026	5.000%	1,000,000	1,029,069
09/01/2027	5.000%	1,000,000	1,028,763
09/01/2030	5.000%	815,000	837,746
09/01/2031	5.000%	590,000	606,491
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,087,188
10/01/2031	5.000%	1,640,000	1,710,659
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	527,568
05/01/2033	5.000%	1,000,000	1,052,055
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,139,196
09/01/2031	5.000%	2,720,000	2,813,549
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	544,155
09/01/2030	5.000%	625,000	640,797
09/01/2032	5.000%	625,000	639,125
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	985,000	1,016,918
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,096,274
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	356,771
09/01/2033	5.000%	730,000	774,800
09/01/2034	5.000%	500,000	529,327

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	943,271
10/01/2030	5.000%	350,000	370,183
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,040,391
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	717,907
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,259,332
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,499,176
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	287,603
08/01/2031	5.000%	355,000	370,191
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	704,893
08/01/2032	5.000%	580,000	608,961
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	231,045
08/01/2030	5.000%	175,000	179,678
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	1,929,819
08/01/2029	5.000%	1,000,000	1,037,048
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	305,604
12/01/2024	5.000%	400,000	413,818
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2033	5.000%	500,000	522,296
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,234,936
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,296,647
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	594,142
09/01/2026	5.000%	700,000	726,937
Total			46,360,469
State Appropriated 5.8%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2020C
03/01/2033	5.000%	1,800,000	1,956,142
Various Purpose
Series 2022A
08/01/2036	5.000%	5,040,000	5,392,132
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2015A
06/01/2028	5.000%	1,175,000	1,223,154
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,523,330
Various Capital Projects
Series 2013I
11/01/2028	5.250%	3,000,000	3,054,534
Series 2014E
09/01/2030	5.000%	1,500,000	1,544,365
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,085,498
Total			18,779,155
State General Obligation 2.3%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2031	5.000%	1,000,000	1,087,921
Various Purpose
Series 2021
10/01/2039	4.000%	2,500,000	2,363,828

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,072,139
Various Purpose
Series 2020
03/01/2033	5.000%	1,000,000	1,088,087
Total			7,611,975
Tobacco 0.7%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2030	5.000%	250,000	258,078
06/01/2032	5.000%	250,000	255,316
06/01/2033	5.000%	250,000	253,998
06/01/2034	4.000%	200,000	184,394
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,263,325
Total			2,215,111
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	334,685
10/01/2037	5.000%	300,000	317,651
Total			652,336
Turnpike / Bridge / Toll Road 1.6%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,030,272
Foothill-Eastern Transportation Corridor Agency(c)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,922,969
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2038	4.000%	375,000	336,272
Total			5,289,513
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 3.8%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2033	5.000%	500,000	530,043
09/01/2035	5.000%	830,000	876,806
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,630,693
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	734,034
11/15/2026	5.000%	1,000,000	1,048,110
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	918,438
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2024	5.000%	1,050,000	1,084,541
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	941,303
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	575,807
02/01/2036	4.000%	1,325,000	1,281,857
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,538,182
Union Sanitary District Financing Author
Revenue Bonds
Series 2020A
09/01/2037	4.000%	400,000	389,221
09/01/2038	4.000%	325,000	311,115
09/01/2039	4.000%	600,000	568,123
Total			12,428,273
Total Municipal Bonds (Cost $334,854,094)			317,080,166

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.007%(e)	98,355	98,345
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 2.030%(e)	2,338,318	2,338,318
Total Money Market Funds (Cost $2,436,672)		2,436,663
Total Investments in Securities (Cost: $337,290,766)		319,516,829
Other Assets & Liabilities, Net		3,247,521
Net Assets		322,764,350
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $18,727,802, which represents 5.80% of total net assets.
(c)	Zero coupon bond.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
October 31, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	317,080,166	—	317,080,166
Money Market Funds	2,436,663	—	—	2,436,663
Total Investments in Securities	2,436,663	317,080,166	—	319,516,829
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities
October 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $337,290,766)	$319,516,829
Cash	2,419
Receivable for:
Capital shares sold	693,583
Interest	4,024,130
Expense reimbursement due from Investment Manager	2,486
Prepaid expenses	9,446
Other assets	2,296
Total assets	324,251,189
Liabilities
Payable for:
Capital shares purchased	629,300
Distributions to shareholders	726,443
Management services fees	12,465
Distribution and/or service fees	1,204
Transfer agent fees	12,958
Compensation of board members	88,445
Compensation of chief compliance officer	35
Other expenses	15,989
Total liabilities	1,486,839
Net assets applicable to outstanding capital stock	$322,764,350
Represented by
Paid in capital	348,857,389
Total distributable earnings (loss)	(26,093,039)
Total - representing net assets applicable to outstanding capital stock	$322,764,350
Class A
Net assets	$43,501,123
Shares outstanding	4,614,679
Net asset value per share	$9.43
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.72
Advisor Class
Net assets	$10,235,618
Shares outstanding	1,089,047
Net asset value per share	$9.40
Class C
Net assets	$3,790,196
Shares outstanding	402,314
Net asset value per share	$9.42
Institutional Class
Net assets	$111,877,369
Shares outstanding	11,885,995
Net asset value per share	$9.41
Institutional 2 Class
Net assets	$6,951,466
Shares outstanding	741,252
Net asset value per share	$9.38
Institutional 3 Class
Net assets	$146,408,578
Shares outstanding	15,571,457
Net asset value per share	$9.40
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	17

Statement of Operations
Six Months Ended October 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$15,618
Interest	5,424,042
Total income	5,439,660
Expenses:
Management services fees	858,496
Distribution and/or service fees
Class A	55,870
Class C	20,785
Transfer agent fees
Class A	17,176
Advisor Class	1,072
Class C	1,607
Institutional Class	102,442
Institutional 2 Class	2,501
Institutional 3 Class	2,198
Compensation of board members	(8,135)
Custodian fees	1,433
Printing and postage fees	6,909
Registration fees	10,231
Audit fees	15,233
Legal fees	8,097
Interest on interfund lending	4,162
Compensation of chief compliance officer	35
Other	7,952
Total expenses	1,108,064
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(174,537)
Expense reduction	(20)
Total net expenses	933,507
Net investment income	4,506,153
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,550,665)
Net realized loss	(3,550,665)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,080,411)
Net change in unrealized appreciation (depreciation)	(8,080,411)
Net realized and unrealized loss	(11,631,076)
Net decrease in net assets resulting from operations	$(7,124,923)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income	$4,506,153	$9,738,299
Net realized loss	(3,550,665)	(73,035)
Net change in unrealized appreciation (depreciation)	(8,080,411)	(39,228,429)
Net decrease in net assets resulting from operations	(7,124,923)	(29,563,165)
Distributions to shareholders
Net investment income and net realized gains
Class A	(501,310)	(893,492)
Advisor Class	(41,977)	(66,714)
Class C	(31,078)	(70,128)
Institutional Class	(2,944,311)	(8,342,248)
Institutional 2 Class	(107,349)	(266,661)
Institutional 3 Class	(854,143)	(145,031)
Total distributions to shareholders	(4,480,168)	(9,784,274)
Increase (decrease) in net assets from capital stock activity	(78,683,538)	862,463
Total decrease in net assets	(90,288,629)	(38,484,976)
Net assets at beginning of period	413,052,979	451,537,955
Net assets at end of period	$322,764,350	$413,052,979
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2022 (Unaudited)		April 30, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	689,725	6,677,668	3,518,053	36,648,752
Distributions reinvested	46,868	454,143	72,268	759,073
Redemptions	(668,159)	(6,502,737)	(2,244,598)	(23,381,283)
Net increase	68,434	629,074	1,345,723	14,026,542
Advisor Class
Subscriptions	986,627	9,371,659	107,890	1,128,144
Distributions reinvested	4,394	41,857	6,354	66,486
Redemptions	(77,115)	(743,820)	(216,260)	(2,167,760)
Net increase (decrease)	913,906	8,669,696	(102,016)	(973,130)
Class C
Subscriptions	34,179	330,940	23,876	247,614
Distributions reinvested	3,021	29,262	6,267	65,936
Redemptions	(81,638)	(794,500)	(298,587)	(3,176,633)
Net decrease	(44,438)	(434,298)	(268,444)	(2,863,083)
Institutional Class
Subscriptions	4,717,066	45,920,860	6,833,501	70,244,123
Distributions reinvested	137,819	1,334,820	231,554	2,418,651
Redemptions	(28,562,117)	(279,115,001)	(7,769,842)	(80,401,157)
Net decrease	(23,707,232)	(231,859,321)	(704,787)	(7,738,383)
Institutional 2 Class
Subscriptions	92,365	893,170	81,308	863,980
Distributions reinvested	11,061	106,779	25,441	266,469
Redemptions	(265,046)	(2,545,552)	(448,541)	(4,693,853)
Net decrease	(161,620)	(1,545,603)	(341,792)	(3,563,404)
Institutional 3 Class
Subscriptions	17,021,016	166,501,237	304,843	3,163,361
Distributions reinvested	9,005	86,995	13,836	144,475
Redemptions	(2,147,029)	(20,731,318)	(130,911)	(1,333,915)
Net increase	14,882,992	145,856,914	187,768	1,973,921
Total net increase (decrease)	(8,047,958)	(78,683,538)	116,452	862,463
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

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Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.77	0.11	(0.34)	(0.23)	(0.11)	(0.11)
Year Ended 4/30/2022	$10.71	0.21	(0.94)	(0.73)	(0.21)	(0.21)
Year Ended 4/30/2021	$10.24	0.22	0.47	0.69	(0.22)	(0.22)
Year Ended 4/30/2020	$10.46	0.24	(0.22)	0.02	(0.24)	(0.24)
Year Ended 4/30/2019	$10.23	0.27	0.23	0.50	(0.27)	(0.27)
Year Ended 4/30/2018	$10.38	0.27	(0.15)	0.12	(0.27)	(0.27)
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$9.75	0.13	(0.36)	(0.23)	(0.12)	(0.12)
Year Ended 4/30/2022	$10.68	0.23	(0.93)	(0.70)	(0.23)	(0.23)
Year Ended 4/30/2021	$10.21	0.25	0.47	0.72	(0.25)	(0.25)
Year Ended 4/30/2020	$10.43	0.27	(0.22)	0.05	(0.27)	(0.27)
Year Ended 4/30/2019	$10.20	0.30	0.23	0.53	(0.30)	(0.30)
Year Ended 4/30/2018	$10.36	0.29	(0.16)	0.13	(0.29)	(0.29)
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.77	0.07	(0.35)	(0.28)	(0.07)	(0.07)
Year Ended 4/30/2022	$10.71	0.13	(0.94)	(0.81)	(0.13)	(0.13)
Year Ended 4/30/2021	$10.23	0.14	0.48	0.62	(0.14)	(0.14)
Year Ended 4/30/2020	$10.46	0.16	(0.23)	(0.07)	(0.16)	(0.16)
Year Ended 4/30/2019	$10.22	0.20	0.24	0.44	(0.20)	(0.20)
Year Ended 4/30/2018	$10.38	0.19	(0.16)	0.03	(0.19)	(0.19)
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.75	0.12	(0.34)	(0.22)	(0.12)	(0.12)
Year Ended 4/30/2022	$10.69	0.23	(0.94)	(0.71)	(0.23)	(0.23)
Year Ended 4/30/2021	$10.21	0.25	0.48	0.73	(0.25)	(0.25)
Year Ended 4/30/2020	$10.44	0.27	(0.23)	0.04	(0.27)	(0.27)
Year Ended 4/30/2019	$10.21	0.30	0.23	0.53	(0.30)	(0.30)
Year Ended 4/30/2018	$10.36	0.29	(0.15)	0.14	(0.29)	(0.29)
Institutional 2 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.72	0.12	(0.34)	(0.22)	(0.12)	(0.12)
Year Ended 4/30/2022	$10.66	0.24	(0.94)	(0.70)	(0.24)	(0.24)
Year Ended 4/30/2021	$10.18	0.26	0.48	0.74	(0.26)	(0.26)
Year Ended 4/30/2020	$10.41	0.27	(0.22)	0.05	(0.28)	(0.28)
Year Ended 4/30/2019	$10.18	0.30	0.23	0.53	(0.30)	(0.30)
Year Ended 4/30/2018	$10.33	0.30	(0.15)	0.15	(0.30)	(0.30)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2022 (Unaudited)	$9.43	(2.37%)	0.82%(c),(d)	0.73%(c),(d),(e)	2.25%(c)	1%	$43,501
Year Ended 4/30/2022	$9.77	(6.96%)	0.85%	0.74%(e)	1.96%	8%	$44,427
Year Ended 4/30/2021	$10.71	6.80%	0.87%	0.75%(e)	2.09%	5%	$34,289
Year Ended 4/30/2020	$10.24	0.17%	0.86%	0.75%(e)	2.30%	6%	$31,402
Year Ended 4/30/2019	$10.46	5.00%	0.87%	0.74%(e)	2.67%	17%	$31,998
Year Ended 4/30/2018	$10.23	1.10%	0.88%	0.74%(e)	2.56%	5%	$27,341
Advisor Class
Six Months Ended 10/31/2022 (Unaudited)	$9.40	(2.36%)	0.57%(c),(d)	0.47%(c),(d),(e)	2.64%(c)	1%	$10,236
Year Ended 4/30/2022	$9.75	(6.65%)	0.60%	0.49%(e)	2.21%	8%	$1,707
Year Ended 4/30/2021	$10.68	7.08%	0.62%	0.50%(e)	2.34%	5%	$2,961
Year Ended 4/30/2020	$10.21	0.41%	0.61%	0.50%(e)	2.54%	6%	$2,354
Year Ended 4/30/2019	$10.43	5.28%	0.62%	0.49%(e)	2.92%	17%	$2,254
Year Ended 4/30/2018	$10.20	1.25%	0.63%	0.49%(e)	2.83%	5%	$1,931
Class C
Six Months Ended 10/31/2022 (Unaudited)	$9.42	(2.85%)	1.57%(c),(d)	1.48%(c),(d),(e)	1.50%(c)	1%	$3,790
Year Ended 4/30/2022	$9.77	(7.65%)	1.60%	1.49%(e)	1.20%	8%	$4,363
Year Ended 4/30/2021	$10.71	6.11%	1.62%	1.50%(e)	1.35%	5%	$7,658
Year Ended 4/30/2020	$10.23	(0.68%)	1.61%	1.50%(e)	1.54%	6%	$10,387
Year Ended 4/30/2019	$10.46	4.32%	1.62%	1.49%(e)	1.92%	17%	$11,161
Year Ended 4/30/2018	$10.22	0.25%	1.63%	1.49%(e)	1.81%	5%	$13,508
Institutional Class
Six Months Ended 10/31/2022 (Unaudited)	$9.41	(2.26%)	0.57%(c),(d)	0.48%(c),(d),(e)	2.45%(c)	1%	$111,877
Year Ended 4/30/2022	$9.75	(6.74%)	0.60%	0.49%(e)	2.21%	8%	$347,070
Year Ended 4/30/2021	$10.69	7.18%	0.62%	0.50%(e)	2.34%	5%	$388,017
Year Ended 4/30/2020	$10.21	0.31%	0.61%	0.50%(e)	2.54%	6%	$382,665
Year Ended 4/30/2019	$10.44	5.27%	0.62%	0.49%(e)	2.92%	17%	$343,276
Year Ended 4/30/2018	$10.21	1.35%	0.63%	0.49%(e)	2.82%	5%	$365,455
Institutional 2 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.38	(2.26%)	0.55%(c),(d)	0.46%(c),(d)	2.51%(c)	1%	$6,951
Year Ended 4/30/2022	$9.72	(6.72%)	0.55%	0.44%	2.25%	8%	$8,777
Year Ended 4/30/2021	$10.66	7.26%	0.56%	0.44%	2.40%	5%	$13,265
Year Ended 4/30/2020	$10.18	0.37%	0.55%	0.44%	2.60%	6%	$10,846
Year Ended 4/30/2019	$10.41	5.34%	0.56%	0.43%	2.98%	17%	$10,662
Year Ended 4/30/2018	$10.18	1.42%	0.56%	0.42%	2.89%	5%	$7,363
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.74	0.13	(0.34)	(0.21)	(0.13)	(0.13)
Year Ended 4/30/2022	$10.68	0.24	(0.94)	(0.70)	(0.24)	(0.24)
Year Ended 4/30/2021	$10.21	0.26	0.47	0.73	(0.26)	(0.26)
Year Ended 4/30/2020	$10.43	0.28	(0.22)	0.06	(0.28)	(0.28)
Year Ended 4/30/2019	$10.20	0.31	0.23	0.54	(0.31)	(0.31)
Year Ended 4/30/2018	$10.35	0.30	(0.15)	0.15	(0.30)	(0.30)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2022 (Unaudited)	$9.40	(2.23%)	0.51%(c),(d)	0.41%(c),(d)	2.69%(c)	1%	$146,409
Year Ended 4/30/2022	$9.74	(6.66%)	0.50%	0.39%	2.31%	8%	$6,708
Year Ended 4/30/2021	$10.68	7.19%	0.51%	0.39%	2.45%	5%	$5,348
Year Ended 4/30/2020	$10.21	0.52%	0.50%	0.39%	2.64%	6%	$5,307
Year Ended 4/30/2019	$10.43	5.39%	0.51%	0.38%	3.02%	17%	$3,231
Year Ended 4/30/2018	$10.20	1.46%	0.52%	0.38%	2.95%	5%	$866
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements
October 31, 2022 (Unaudited)
Note 1. Organization
Columbia California Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
26	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments will become effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2022 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended October 31, 2022, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
1,081,160	—	—
28	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.07
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	5,910
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2022 through August 31, 2023	Prior to September 1, 2022
Class A	0.75%	0.75%
Advisor Class	0.50	0.50
Class C	1.50	1.50
Institutional Class	0.50	0.50
Institutional 2 Class	0.47	0.45
Institutional 3 Class	0.42	0.40
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
30	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
At October 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
337,291,000	874,000	(18,648,000)	(17,774,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,558,845)	(137,279)	(4,696,124)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,730,916 and $67,018,926, respectively, for the six months ended October 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	10,242,857	2.10	7
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
32	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2022, one unaffiliated shareholder of record owned 48.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 12.4% of the outstanding shares of the Fund in one or more accounts. Subscription and
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
October 31, 2022 (Unaudited)
redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
34	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia California Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	35

Approval of Management Agreement  (continued)
(Unaudited)
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
36	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022	37

Approval of Management Agreement  (continued)
(Unaudited)
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
38	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia California Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR122_04_M01_(12/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 22, 2022

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 22, 2022

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 22, 2022